UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (formerly, BlackRock Sustainable Advantage Emerging Markets Equity Fund)
BlackRock Sustainable Aware Advantage International Equity Fund (formerly, BlackRock Sustainable Advantage International Equity Fund)
BlackRock Tactical Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2026

Date of reporting period: 10/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Emerging Markets ex-China Fund

Institutional Shares | MAECX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$15,018,311
Number of Portfolio Holdings...
86
Portfolio Turnover Rate...
41%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
26.4%
India...
18.2
South Korea...
14.8
Brazil...
10.1
Poland...
3.8
Canada...
3.0
Mexico...
2.8
Republic of Turkiye...
2.2
Malaysia...
2.0
Hungary...
1.8
OtherFootnote Reference(a)...
8.1
Short-Term Securities...
6.8
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Institutional Shares | MAECX

Semi-Annual Shareholder Report — October 31, 2025

MAECX-10/25-SAR

BlackRock Emerging Markets ex-China Fund

Investor A Shares | MXCAX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$63	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$15,018,311
Number of Portfolio Holdings...
86
Portfolio Turnover Rate...
41%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
26.4%
India...
18.2
South Korea...
14.8
Brazil...
10.1
Poland...
3.8
Canada...
3.0
Mexico...
2.8
Republic of Turkiye...
2.2
Malaysia...
2.0
Hungary...
1.8
OtherFootnote Reference(a)...
8.1
Short-Term Securities...
6.8
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Investor A Shares | MXCAX

Semi-Annual Shareholder Report — October 31, 2025

MXCAX-10/25-SAR

BlackRock Emerging Markets ex-China Fund

Class K Shares | MKECX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$15,018,311
Number of Portfolio Holdings...
86
Portfolio Turnover Rate...
41%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Taiwan...
26.4%
India...
18.2
South Korea...
14.8
Brazil...
10.1
Poland...
3.8
Canada...
3.0
Mexico...
2.8
Republic of Turkiye...
2.2
Malaysia...
2.0
Hungary...
1.8
OtherFootnote Reference(a)...
8.1
Short-Term Securities...
6.8
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Class K Shares | MKECX

Semi-Annual Shareholder Report — October 31, 2025

MKECX-10/25-SAR

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Institutional Shares | BLZIX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Advantage Sustainable Emerging Markets Equity Fund) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$13,811,563
Number of Portfolio Holdings...
248
Portfolio Turnover Rate...
77%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
30.2%
Taiwan...
19.4
South Korea...
14.5
India...
13.4
Brazil...
2.6
Saudi Arabia...
2.5
South Africa...
2.2
Malaysia...
1.8
Mexico...
1.8
Thailand...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
1.3
Other Assets Less Liabilities...
0.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Institutional Shares | BLZIX

Semi-Annual Shareholder Report — October 31, 2025

BLZIX-10/25-SAR

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Investor A Shares | BLZAX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Advantage Sustainable Emerging Markets Equity Fund) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$64	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$13,811,563
Number of Portfolio Holdings...
248
Portfolio Turnover Rate...
77%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
30.2%
Taiwan...
19.4
South Korea...
14.5
India...
13.4
Brazil...
2.6
Saudi Arabia...
2.5
South Africa...
2.2
Malaysia...
1.8
Mexico...
1.8
Thailand...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
1.3
Other Assets Less Liabilities...
0.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Investor A Shares | BLZAX

Semi-Annual Shareholder Report — October 31, 2025

BLZAX-10/25-SAR

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Class K Shares | BLZKX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Advantage Sustainable Emerging Markets Equity Fund) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$13,811,563
Number of Portfolio Holdings...
248
Portfolio Turnover Rate...
77%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
30.2%
Taiwan...
19.4
South Korea...
14.5
India...
13.4
Brazil...
2.6
Saudi Arabia...
2.5
South Africa...
2.2
Malaysia...
1.8
Mexico...
1.8
Thailand...
1.7
OtherFootnote Reference(a)...
8.2
Short-Term Securities...
1.3
Other Assets Less Liabilities...
0.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Class K Shares | BLZKX

Semi-Annual Shareholder Report — October 31, 2025

BLZKX-10/25-SAR

BlackRock Sustainable Aware Advantage International Equity Fund

Institutional Shares | BRZIX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$11,455,566
Number of Portfolio Holdings...
300
Portfolio Turnover Rate...
60%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.1%
United Kingdom...
11.6
France...
10.2
Germany...
10.2
United States...
8.6
Australia...
7.0
Switzerland...
4.9
Netherlands...
4.4
Spain...
3.5
Sweden...
2.6
OtherFootnote Reference(a)...
12.0
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.8
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage International Equity Fund

Institutional Shares | BRZIX

Semi-Annual Shareholder Report — October 31, 2025

BRZIX-10/25-SAR

BlackRock Sustainable Aware Advantage International Equity Fund

Investor A Shares | BRZAX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$11,455,566
Number of Portfolio Holdings...
300
Portfolio Turnover Rate...
60%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.1%
United Kingdom...
11.6
France...
10.2
Germany...
10.2
United States...
8.6
Australia...
7.0
Switzerland...
4.9
Netherlands...
4.4
Spain...
3.5
Sweden...
2.6
OtherFootnote Reference(a)...
12.0
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.8
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage International Equity Fund

Investor A Shares | BRZAX

Semi-Annual Shareholder Report — October 31, 2025

BRZAX-10/25-SAR

BlackRock Sustainable Aware Advantage International Equity Fund

Class K Shares | BRZKX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$11,455,566
Number of Portfolio Holdings...
300
Portfolio Turnover Rate...
60%

What did the Fund invest in?

(as of October 31, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.1%
United Kingdom...
11.6
France...
10.2
Germany...
10.2
United States...
8.6
Australia...
7.0
Switzerland...
4.9
Netherlands...
4.4
Spain...
3.5
Sweden...
2.6
OtherFootnote Reference(a)...
12.0
Short-Term Securities...
2.1
Other Assets Less Liabilities...
0.8
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage International Equity Fund

Class K Shares | BRZKX

Semi-Annual Shareholder Report — October 31, 2025

BRZKX-10/25-SAR

BlackRock Tactical Opportunities Fund

Institutional Shares | PBAIX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,768,031,092
Number of Portfolio Holdings...
1,065
Portfolio Turnover Rate...
56%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.3
Microsoft Corp...
3.1
Amazon.com, Inc...
2.2
Alphabet, Inc., Class A...
2.0
Broadcom, Inc...
1.5
Tesla, Inc...
1.1
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.9
Walmart, Inc...
0.9
Asset Type	Percent of Net Assets
Common Stocks...
67.6%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
17.2
Other Assets Less Liabilities...
15.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Institutional Shares | PBAIX

Semi-Annual Shareholder Report — October 31, 2025

PBAIX-10/25-SAR

BlackRock Tactical Opportunities Fund

Service Shares | PCBSX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,768,031,092
Number of Portfolio Holdings...
1,065
Portfolio Turnover Rate...
56%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.3
Microsoft Corp...
3.1
Amazon.com, Inc...
2.2
Alphabet, Inc., Class A...
2.0
Broadcom, Inc...
1.5
Tesla, Inc...
1.1
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.9
Walmart, Inc...
0.9
Asset Type	Percent of Net Assets
Common Stocks...
67.6%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
17.2
Other Assets Less Liabilities...
15.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Service Shares | PCBSX

Semi-Annual Shareholder Report — October 31, 2025

PCBSX-10/25-SAR

BlackRock Tactical Opportunities Fund

Investor A Shares | PCBAX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,768,031,092
Number of Portfolio Holdings...
1,065
Portfolio Turnover Rate...
56%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.3
Microsoft Corp...
3.1
Amazon.com, Inc...
2.2
Alphabet, Inc., Class A...
2.0
Broadcom, Inc...
1.5
Tesla, Inc...
1.1
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.9
Walmart, Inc...
0.9
Asset Type	Percent of Net Assets
Common Stocks...
67.6%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
17.2
Other Assets Less Liabilities...
15.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Investor A Shares | PCBAX

Semi-Annual Shareholder Report — October 31, 2025

PCBAX-10/25-SAR

BlackRock Tactical Opportunities Fund

Investor C Shares | BRBCX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$89	1.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,768,031,092
Number of Portfolio Holdings...
1,065
Portfolio Turnover Rate...
56%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.3
Microsoft Corp...
3.1
Amazon.com, Inc...
2.2
Alphabet, Inc., Class A...
2.0
Broadcom, Inc...
1.5
Tesla, Inc...
1.1
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.9
Walmart, Inc...
0.9
Asset Type	Percent of Net Assets
Common Stocks...
67.6%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
17.2
Other Assets Less Liabilities...
15.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Investor C Shares | BRBCX

Semi-Annual Shareholder Report — October 31, 2025

BRBCX-10/25-SAR

BlackRock Tactical Opportunities Fund

Class K Shares | PBAKX

Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,768,031,092
Number of Portfolio Holdings...
1,065
Portfolio Turnover Rate...
56%

What did the Fund invest in?

(as of October 31, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.3
Microsoft Corp...
3.1
Amazon.com, Inc...
2.2
Alphabet, Inc., Class A...
2.0
Broadcom, Inc...
1.5
Tesla, Inc...
1.1
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.9
Walmart, Inc...
0.9
Asset Type	Percent of Net Assets
Common Stocks...
67.6%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
17.2
Other Assets Less Liabilities...
15.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Class K Shares | PBAKX

Semi-Annual Shareholder Report — October 31, 2025

PBAKX-10/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
BlackRock Sustainable Aware Advantage International Equity Fund
BlackRock Tactical Opportunities Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 10.1%
Azzas 2154 SA ............... 11,721 $ 62,571
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 38,372 217,324
ERO Copper Corp.
(a) (b)
.......... 8,385 179,053
Ez Tec Empreendimentos e
Participacoes S/A ........... 62,540 215,056
Lojas Renner SA .............. 88,037 242,186
Rede D'Or Sao Luiz SA
(c) (d)
....... 28,331 227,387
XP, Inc. , Class A .............. 20,600 375,332
1,518,909
Canada — 3.0%
Kinross Gold Corp. ............. 9,514 221,106
Pan American Silver Corp. ........ 6,611 232,773
453,879
Greece — 0.5%
Alpha Bank SA ............... 17,665 69,251
Hungary — 1.8%
OTP Bank Nyrt. ............... 2,845 271,571
India — 18.2%
Amber Enterprises India Ltd.
(a)
..... 1,061 95,946
Apollo Hospitals Enterprise Ltd. .... 3,276 283,511
Axis Bank Ltd. , GDR
(d)
.......... 881 60,328
Bharti Airtel Ltd. ............... 6,870 159,083
CG Power & Industrial Solutions Ltd. . 8,819 73,119
Godrej Properties Ltd.
(a)
......... 5,337 137,417
HDFC Bank Ltd. .............. 27,726 308,281
HDFC Life Insurance Co. Ltd.
(c) (d)
... 27,915 229,932
ICICI Bank Ltd. ............... 8,597 130,267
ICICI Bank Ltd. , ADR ........... 2,742 83,083
KEC International Ltd. .......... 16,499 151,788
Lodha Developers Ltd.
(c) (d)
........ 7,632 103,095
Mahindra & Mahindra Ltd. ........ 7,160 281,159
Mahindra & Mahindra Ltd. , GDR
(d)
.. 2,270 90,119
Reliance Industries Ltd. ......... 13,196 220,807
UltraTech Cement Ltd. .......... 1,217 163,651
Varun Beverages Ltd. ........... 21,918 115,823
Vishal Mega Mart Ltd.
(a)
.......... 31,831 51,813
2,739,222
Indonesia — 1.7%
Bank Central Asia Tbk. PT ........ 288,800 147,863
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 447,600 107,075
254,938
Malaysia — 2.0%
CIMB Group Holdings Bhd. ....... 84,100 146,360
Malayan Banking Bhd. .......... 63,700 150,127
296,487
Mexico — 2.8%
BBB Foods, Inc. , Class A
(a)
....... 2,495 68,163
Becle SAB de CV ............. 49,734 60,955
Fomento Economico Mexicano SAB de
CV ..................... 3,972 37,470
Fomento Economico Mexicano SAB de
CV , ADR ................. 413 38,970
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 7,039 86,741
Grupo Financiero Banorte SAB de CV ,
Class O .................. 1,875 17,646
Security
Shares
Shares Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV .... 32,130 $ 106,221
416,166
Philippines — 0.7%
BDO Unibank, Inc. ............. 46,200 104,804
Poland — 3.8%
Bank Polska Kasa Opieki SA ...... 2,864 146,642
LPP SA .................... 44 213,584
Powszechny Zaklad Ubezpieczen SA 11,648 186,242
Zabka Group SA
(a)
............. 4,668 27,120
573,588
Republic of Turkiye — 2.2%
Akbank TAS ................. 79,185 114,334
Eldorado Gold Corp.
(a)
.......... 4,964 127,277
Turkiye Garanti Bankasi A/S ...... 29,458 94,086
335,697
Saudi Arabia — 1.4%
Al Rajhi Bank ................ 4,760 134,537
Rabigh Refining & Petrochemical Co.
(a)
5,123 12,266
Saudi National Bank (The) ........ 6,617 70,409
217,212
Singapore — 0.4%
Sea Ltd. , ADR, Class A
(a)
......... 393 61,406
South Africa — 1.2%
Capitec Bank Holdings Ltd. ....... 616 136,288
Pepkor Holdings Ltd.
(c) (d)
......... 29,981 45,713
182,001
South Korea — 13.7%
Coupang, Inc. , Class A
(a)
......... 5,412 173,022
Hansol Chemical Co. Ltd. ........ 635 103,191
HD Hyundai Electric Co. Ltd. ...... 253 153,709
Kia Corp. ................... 1,995 167,338
Samsung Electronics Co. Ltd. ..... 5,913 445,108
Samsung Electronics Co. Ltd. , GDR
(c) (d)
44 82,119
Samsung SDI Co. Ltd. .......... 259 58,358
Sanil Electric Co. Ltd. ........... 364 39,839
SK hynix, Inc. ................ 1,387 539,673
SK Square Co. Ltd.
(a)
........... 1,591 288,791
2,051,148
Taiwan — 26.4%
Accton Technology Corp. ........ 9,000 312,990
Alchip Technologies Ltd. ......... 3,000 337,977
Elite Material Co. Ltd. ........... 4,000 175,743
Lotes Co. Ltd. ................ 1,000 44,586
MediaTek, Inc. ................ 5,000 212,047
President Chain Store Corp. ...... 11,000 85,184
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 49,000 2,369,624
Wiwynn Corp. ................ 3,000 423,059
3,961,210
Thailand — 0.7%
Krungthai Card PCL , NVDR ....... 125,200 110,406
United Arab Emirates — 0.9%
Americana Restaurants International
plc ..................... 71,509 42,334
Emaar Properties PJSC ......... 22,458 86,904
129,238

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 0.6%
Endava plc , ADR
(a)
............. 9,371 $ 86,869
Total Common Stocks — 92.1%
(Cost: $ 10,711,042 ) .............................. 13,834,002
Preferred Securities
Preferred Stocks — 1.1%
South Korea — 1.1%
Samsung Electronics Co. Ltd.
(Preference) ............... 2,745 161,996
Total Preferred Securities — 1.1%
(Cost: $ 101,534 ) ................................ 161,996
Total Long-Term Investments — 93 .2%
(Cost: $ 10,812,576 ) .............................. 13,995,998
Short-Term Securities
Money Market Funds — 6.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.27%
(g)
....... 135,472 135,540
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.94% ...... 885,645 885,645
Total Short-Term Securities — 6 .8%
(Cost: $ 1,021,185 ) .............................. 1,021,185
Total Investments — 100.0%
(Cost: $ 11,833,761 ) .............................. 15,017,183
Other Assets Less Liabilities — 0.0% ................... 1,128
Net Assets — 100.0% .............................. $ 15,018,311
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets ex-China Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 59,192 $ 76,360
(a)
$ — $ (15) $ 3 $ 135,540 135,472 $ 203
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 393,540 492,105
(a)
— — — 885,645 885,645 14,473 —
iShares MSCI Philippines ETF
(c)
34,822 — (35,995) 3,710 (2,537) — — — —
$ 3,695 $ (2,534) $ 1,021,185 $ 14,676 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Americana Restaurants International
plc ................... HSBC Bank plc USD 60,736 02/10/28 0.95% 1D OBFR01 Monthly $ 5,700
Axis Bank Ltd. .............. Goldman Sachs Bank USA 29,676 08/19/26 0.40% 1D FEDL01 Monthly 1,207
Emaar Properties PJSC ....... JPMorgan Chase Bank NA 27,869 02/09/26 0.95% 1D OBFR01 Monthly 1,149
FPT Corp. ................ HSBC Bank plc 23,947 02/10/28 0.90% 1D OBFR01 Monthly 2,410
FPT Corp. ................ JPMorgan Chase Bank NA 74,279 02/10/26 0.95% 1D OBFR01 Monthly 7,475
ICICI Bank Ltd. ............. JPMorgan Chase Bank NA 86,133 02/09/26 0.40% 1D OBFR01 Monthly (1,232)
Total long positions of equity swaps 16,709
Net dividends and financing fees 8,488
Total equity swap contracts including dividends and financing fees $ 25,197
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 26,429 $ (1,232)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 26,429 $ — $ — $ — $ 26,429
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. $ — $ — $ 1,232 $ — $ — $ — $ 1,232
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 2,484 $ — $ — $ — $ 2,484
Swaps .............................. — — (24,302) — — — (24,302)
$ — $ — $ (21,818) $ — $ — $ — $ (21,818)
Net Change in Unrealized Appreciation
(Depreciation) on
Swaps .............................. $ — $ — $ 7,068 $ — $ — $ — $ 7,068

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets ex-China Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ —
(a)
Equity swaps:
Average notional value — long .......................................................................................... 336,211
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Swaps — OTC
(a)
..................................................................................... $ 17,941 $ 1,232
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 17,941 $ 1,232
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 17,941 $ 1,232
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Goldman Sachs Bank USA .......................... $ 1,207 $ — $ — $ — $ 1,207
HSBC Bank plc .................................. 8,110 — — — 8,110
JPMorgan Chase Bank NA .......................... 8,624 (1,232) — — 7,392
$ 17,941 $ (1,232) $ — $ — $ 16,709
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
JPMorgan Chase Bank NA .......................... $ 1,232 $ (1,232) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,518,909 $ — $ — $ 1,518,909
Canada ............................................. 453,879 — — 453,879
Greece .............................................. — 69,251 — 69,251

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Hungary ............................................. $ — $ 271,571 $ — $ 271,571
India ............................................... 173,202 2,566,020 — 2,739,222
Indonesia ............................................ — 254,938 — 254,938
Malaysia ............................................. — 296,487 — 296,487
Mexico .............................................. 416,166 — — 416,166
Philippines ........................................... 104,804 — — 104,804
Poland .............................................. — 573,588 — 573,588
Republic of Turkiye ...................................... 127,277 208,420 — 335,697
Saudi Arabia .......................................... — 217,212 — 217,212
Singapore ............................................ 61,406 — — 61,406
South Africa ........................................... — 182,001 — 182,001
South Korea .......................................... 173,022 1,878,126 — 2,051,148
Taiwan .............................................. — 3,961,210 — 3,961,210
Thailand ............................................. — 110,406 — 110,406
United Arab Emirates .................................... — 129,238 — 129,238
United Kingdom ........................................ 86,869 — — 86,869
Preferred Securities ....................................... — 161,996 — 161,996
Short-Term Securities
Money Market Funds ...................................... 1,021,185 — — 1,021,185
$ 4,136,719 $ 10,880,464 $ — $ 15,017,183
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 26,429 $ — $ 26,429
Liabilities
Equity contracts ........................................... — (1,232) — (1,232)
$ — $ 25,197 $ — $ 25,197
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 1.7%
B3 SA - Brasil Bolsa Balcao ....... 9,036 $ 21,297
Cogna Educacao SA ........... 38,594 26,829
Lojas Renner SA .............. 38,226 105,158
Neoenergia SA ............... 4,700 25,440
NU Holdings Ltd. , Class A
(a)
....... 1,491 24,020
Sendas Distribuidora SA ......... 9,162 14,663
XP, Inc. , Class A .............. 698 12,717
230,124
Chile — 0.9%
Enel Americas SA ............. 1,126,467 106,498
Falabella SA ................. 3,131 19,648
126,146
China — 30.2%
Agricultural Bank of China Ltd. , Class H 24,000 18,309
Alibaba Group Holding Ltd. ....... 23,292 495,625
Alibaba Health Information Technology
Ltd.
(a)
.................... 16,000 11,934
ANTA Sports Products Ltd. ....... 800 8,351
Baidu, Inc. , Class A
(a)
........... 3,028 45,833
Baoshan Iron & Steel Co. Ltd. , Class A 103,000 106,601
BOE Technology Group Co. Ltd. , Class
A ...................... 53,400 30,438
BYD Co. Ltd. , Class A ........... 497 7,038
BYD Co. Ltd. , Class H .......... 5,000 64,600
China Construction Bank Corp. , Class
H ...................... 233,000 230,680
China International Capital Corp. Ltd. ,
Class A .................. 13,900 71,921
China Life Insurance Co. Ltd. , Class H 23,000 72,530
China Medical System Holdings Ltd. . 3,000 5,174
China Merchants Bank Co. Ltd. , Class
H ...................... 5,500 34,477
Chow Tai Fook Jewellery Group Ltd. . 13,000 25,444
CITIC Securities Co. Ltd. , Class A ... 5,100 21,050
CITIC Securities Co. Ltd. , Class H .. 2,000 7,614
CMOC Group Ltd. , Class H ....... 33,000 71,444
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 300 16,379
Contemporary Amperex Technology Co.
Ltd. , Class H
(b)
.............. 1,100 78,718
ENN Energy Holdings Ltd. ........ 3,100 27,011
Fosun International Ltd. ......... 34,000 21,568
Fuyao Glass Industry Group Co. Ltd. ,
Class A .................. 4,500 42,639
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 3,780
Geely Automobile Holdings Ltd. .... 9,000 21,351
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 796
Hansoh Pharmaceutical Group Co.
Ltd.
(c) (d)
................... 4,000 18,363
Huatai Securities Co. Ltd. , Class H
(c) (d)
2,400 6,034
Industrial & Commercial Bank of China
Ltd. , Class H ............... 111,000 86,003
Industrial Bank Co. Ltd. , Class A .... 11,000 31,253
Innovent Biologics, Inc.
(a) (c) (d)
...... 9,000 100,958
JD Health International, Inc.
(a) (c) (d)
... 3,550 27,711
JD.com, Inc. , Class A ........... 5,950 98,234
Jiangsu Hengrui Pharmaceuticals Co.
Ltd. , Class A ............... 9,000 80,963
KE Holdings, Inc. , Class A ........ 1,575 8,933
Kuaishou Technology
(c) (d)
......... 1,900 17,640
Lenovo Group Ltd. ............. 42,000 61,272
Security
Shares
Shares Value
China (continued)
Li Auto, Inc. , Class A
(a)
.......... 1,800 $ 18,679
Li Auto, Inc. , ADR
(a)
............ 1,406 29,315
LONGi Green Energy Technology Co.
Ltd. , Class A
(a)
.............. 760 2,251
Meituan , Class B
(a) (c) (d)
........... 9,310 122,545
Midea Group Co. Ltd. , Class A ..... 8,000 85,812
NetEase, Inc. ................ 2,470 69,310
PDD Holdings, Inc. , ADR
(a)
....... 212 28,592
PICC Property & Casualty Co. Ltd. ,
Class H .................. 6,000 14,175
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 9,300 75,523
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 14,000 101,141
Pop Mart International Group Ltd.
(c) (d)
. 1,000 28,445
SAIC Motor Corp. Ltd. , Class A .... 36,700 85,744
Sany Heavy Industry Co. Ltd. , Class A 6,800 21,131
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. , Class A .... 1,000 30,190
Simcere Pharmaceutical Group Ltd.
(c) (d)
14,000 22,298
Sino Biopharmaceutical Ltd. ...... 72,000 65,587
Tencent Holdings Ltd. ........... 9,200 747,295
Topsports International Holdings Ltd.
(c) (d)
64,000 25,365
Trip.com Group Ltd. ............ 300 21,111
Uni-President China Holdings Ltd. .. 40,000 43,292
Vipshop Holdings Ltd. , ADR ....... 2,877 50,319
Weichai Power Co. Ltd. , Class A .... 2,700 5,672
Weichai Power Co. Ltd. , Class H ... 3,000 6,199
Wuxi Biologics Cayman, Inc.
(a) (c) (d)
... 3,000 13,992
Xiaomi Corp. , Class B
(a) (c) (d)
....... 25,000 138,698
Xinyi Solar Holdings Ltd. ......... 12,000 5,530
XPeng, Inc. , Class A
(a)
.......... 2,300 26,795
Xtep International Holdings Ltd. .... 95,000 68,791
Yadea Group Holdings Ltd.
(c) (d)
..... 20,000 31,268
Zhongji Innolight Co. Ltd. , Class A .. 100 6,594
Zijin Mining Group Co. Ltd. , Class H . 24,000 99,288
4,169,616
Colombia — 0.1%
Geopark Ltd. ................. 1,082 8,753
Greece — 0.8%
Eurobank Ergasias Services & Holdings
SA ..................... 8,247 31,022
OPAP SA , Class R ............. 3,893 80,546
111,568
India — 13.4%
Asian Paints Ltd. .............. 199 5,632
Axis Bank Ltd. ................ 5,299 73,537
Bajaj Finance Ltd. ............. 2,549 29,937
Bharat Petroleum Corp. Ltd. ...... 2,159 8,661
Bharti Airtel Ltd. ............... 4,451 103,068
Chambal Fertilisers & Chemicals Ltd. 1,326 7,179
Crompton Greaves Consumer
Electricals Ltd. ............. 3,387 10,778
Dalmia Bharat Ltd. ............. 558 13,162
Dr Lal PathLabs Ltd.
(c) (d)
......... 930 32,846
Escorts Kubota Ltd. ............ 657 28,006
Eternal Ltd.
(a)
................. 1,334 4,761
Fortis Healthcare Ltd. ........... 3,969 45,712
GAIL India Ltd. ............... 5,079 10,449
GE Vernova T&D India Ltd. ....... 969 33,155
HCL Technologies Ltd. .......... 3,127 54,257
HDFC Bank Ltd. .............. 15,442 171,697
Hero MotoCorp Ltd. ............ 158 9,862

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
Hindalco Industries Ltd. ......... 8,759 $ 83,542
Hindustan Unilever Ltd. .......... 1,222 33,938
ICICI Bank Ltd. ............... 7,068 107,099
ICICI Lombard General Insurance Co.
Ltd.
(c) (d)
................... 253 5,680
Indraprastha Gas Ltd. ........... 2,077 4,952
Infosys Ltd. .................. 4,358 72,613
Infosys Ltd. , ADR
(b)
............. 2,465 40,845
JK Cement Ltd. ............... 301 21,058
KEC International Ltd. .......... 1,317 12,116
Mahindra & Mahindra Ltd. ........ 1,660 65,185
Marico Ltd. .................. 4,105 33,276
Maruti Suzuki India Ltd. ......... 32 5,828
National Aluminium Co. Ltd. ....... 5,852 15,409
NBCC India Ltd. .............. 15,625 20,640
NCC Ltd. ................... 3,512 8,395
Persistent Systems Ltd. ......... 224 14,907
Petronet LNG Ltd. ............. 1,609 5,095
Power Grid Corp. of India Ltd. ..... 12,928 41,945
PTC India Ltd. ................ 4,949 9,363
PVR Inox Ltd.
(a)
............... 1,639 22,262
Radico Khaitan Ltd. ............ 221 7,790
Reliance Industries Ltd. ......... 9,565 160,050
Reliance Industries Ltd. , GDR
(c)
.... 462 30,643
Sagility Ltd.
(a) (d)
............... 22,196 13,109
State Bank of India ............. 8,366 88,324
Tata Consultancy Services Ltd. .... 2,482 85,422
Tata Motors Passenger Vehicles Ltd. . 3,174 14,650
Tech Mahindra Ltd. ............ 754 12,086
Thermax Ltd. ................ 135 4,894
Titan Co. Ltd. ................ 476 20,086
TML Commercial Vehicles Ltd.
(a)
.... 5,532 16,226
Trent Ltd. ................... 162 8,557
TVS Motor Co. Ltd. ............ 826 32,623
UPL Ltd. .................... 4,670 37,875
Vedanta Ltd. ................. 929 5,157
Welspun Corp. Ltd. ............ 822 8,944
Wipro Ltd. ................... 11,551 31,282
1,844,565
Indonesia — 1.3%
Aneka Tambang Tbk. ........... 41,600 7,738
Bank Central Asia Tbk. PT ........ 275,500 141,054
Bank Mandiri Persero Tbk. PT ..... 113,600 32,184
180,976
Kuwait — 0.8%
Kuwait Finance House KSCP ...... 40,618 106,329
Malaysia — 1.8%
Malayan Banking Bhd. .......... 51,200 120,668
Nestle Malaysia Bhd. ........... 1,000 26,979
Sime Darby Bhd. .............. 123,500 60,374
Sunway Construction Group Bhd. ... 29,200 40,960
248,981
Mexico — 1.8%
America Movil SAB de CV , Series B . 27,037 30,837
Cemex SAB de CV ............ 20,541 20,874
Fomento Economico Mexicano SAB de
CV ..................... 2,546 24,018
Gentera SAB de CV ............ 36,742 87,413
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 240 7,260
Security
Shares
Shares Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV ,
Class O .................. 9,038 $ 85,060
255,462
Poland — 1.5%
Allegro.eu SA
(a) (c) (d)
............. 3,308 30,890
Asseco Poland SA ............. 194 11,284
ORLEN SA .................. 1,521 41,225
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 4,325 88,677
Santander Bank Polska SA ....... 286 37,665
209,741
Qatar — 0.4%
Al Rayan Bank ............... 5,545 3,561
Commercial Bank PSQC (The) ..... 2,766 3,141
Industries Qatar QSC ........... 2,125 7,404
Qatar Islamic Bank QPSC ........ 1,752 11,798
Qatar National Bank QPSC ....... 6,851 34,805
60,709
Republic of Turkiye — 0.5%
Aselsan Elektronik Sanayi ve Ticaret
A/S ..................... 6,165 29,805
KOC Holding A/S .............. 6,746 27,472
Turkiye Garanti Bankasi A/S ...... 3,152 10,067
67,344
Russia — 0.0%
(a)(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 1
1
Saudi Arabia — 2.5%
Al Rajhi Bank ................ 5,775 163,225
Etihad Etisalat Co. ............. 747 13,477
Mobile Telecommunications Co. Saudi
Arabia ................... 18,738 57,345
Saudi Arabian Mining Co.
(a)
....... 759 13,049
Saudi Arabian Oil Co.
(c) (d)
......... 3,064 21,171
Saudi Basic Industries Corp. ...... 1,615 26,290
Saudi National Bank (The) ........ 2,307 24,548
Saudi Telecom Co. ............. 1,917 23,093
Savola Group (The)
(a)
........... 1,363 8,945
351,143
South Africa — 2.2%
FirstRand Ltd. ................ 23,483 111,448
Gold Fields Ltd. ............... 1,468 56,600
Gold Fields Ltd. , ADR ........... 1,104 42,405
MTN Group Ltd. ............... 2,696 26,934
Nedbank Group Ltd. ............ 606 8,255
Vodacom Group Ltd. ........... 6,691 54,165
299,807
South Korea — 14.5%
CJ CheilJedang Corp. ........... 125 20,103
CJ Corp. ................... 242 28,950
CJ ENM Co. Ltd.
(a)
............. 474 23,306
DL E&C Co. Ltd. .............. 730 21,837
E-MART, Inc. ................. 146 7,395
GS Engineering & Construction Corp. 1,263 16,541
Hana Financial Group, Inc. ....... 573 34,328
HD Hyundai Electric Co. Ltd. ...... 12 7,291
HD Hyundai Infracore Co. Ltd.
(a)
.... 1,946 20,762

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Korea (continued)
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 30 $ 9,971
HL Mando Co. Ltd. ............. 2,259 60,908
Hugel, Inc.
(a)
................. 88 16,147
Hyundai Elevator Co. Ltd. ........ 1,733 91,856
Hyundai Rotem Co. Ltd. ......... 36 5,824
Hyundai Steel Co. ............. 1,162 26,846
Kakao Corp. ................. 272 12,396
KB Financial Group, Inc. ......... 1,193 97,389
KB Financial Group, Inc. , ADR ..... 257 20,925
KT Corp. , ADR ............... 4,853 90,023
LG Chem Ltd. ................ 25 6,954
LG Electronics, Inc. ............ 202 12,389
LG Innotek Co. Ltd. ............ 403 67,983
NAVER Corp. ................ 96 17,992
NCSoft Corp. ................ 123 18,986
POSCO Holdings, Inc. .......... 114 24,794
Samsung C&T Corp. ........... 89 14,084
Samsung E&A Co. Ltd. .......... 5,400 98,174
Samsung Electronics Co. Ltd. ..... 8,837 665,216
Samsung Securities Co. Ltd. ...... 1,224 66,245
Shinhan Financial Group Co. Ltd. ... 586 30,098
SK hynix, Inc. ................ 935 363,802
1,999,515
Taiwan — 19.4%
Accton Technology Corp. ........ 1,000 34,777
Arcadyan Technology Corp. ....... 9,000 58,816
Bizlink Holding, Inc. ............ 1,009 45,353
Cathay Financial Holding Co. Ltd. ... 24,000 49,807
Chroma ATE, Inc. .............. 1,000 26,477
Chunghwa Telecom Co. Ltd. ...... 8,000 34,088
Delta Electronics, Inc. ........... 6,000 192,983
E.Sun Financial Holding Co. Ltd. ... 97,222 93,911
First Financial Holding Co. Ltd. ..... 42,752 39,655
Getac Holdings Corp. ........... 5,000 22,398
Hon Hai Precision Industry Co. Ltd. .. 14,000 116,443
MediaTek, Inc. ................ 2,000 84,819
Nanya Technology Corp.
(a)
........ 18,000 76,869
Parade Technologies Ltd. ........ 1,000 22,032
Primax Electronics Ltd. .......... 15,000 40,361
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 34,000 1,644,228
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 77 23,133
Tripod Technology Corp. ......... 2,000 22,118
United Integrated Services Co. Ltd. .. 1,000 27,835
United Microelectronics Corp. ..... 17,000 25,674
2,681,777
Thailand — 1.7%
Advanced Info Service PCL , NVDR .. 8,500 79,400
Delta Electronics Thailand PCL , NVDR 9,300 62,206
PTT Oil & Retail Business PCL , NVDR 21,200 9,623
PTT PCL , NVDR .............. 23,000 21,873
Thai Oil PCL , NVDR ............ 26,000 28,755
Thai Union Group PCL , NVDR ..... 82,300 33,331
235,188
United Arab Emirates — 1.3%
Emaar Properties PJSC ......... 13,341 51,625
First Abu Dhabi Bank PJSC ....... 27,662 131,312
182,937
United Kingdom — 0.3%
Anglogold Ashanti plc ........... 625 42,852
Security
Shares
Shares Value
United States — 0.3%
(a)
BeOne Medicines Ltd. , Class H .... 1,100 $ 26,446
BeOne Medicines Ltd. , ADR ...... 45 13,972
40,418
Total Common Stocks — 97.4%
(Cost: $ 10,453,629 ) .............................. 13,453,952
Preferred Securities
Capital Trusts — 0.0%
India — 0.0%
TVS Motor Co. Ltd. , 6.00% , 09/01/26 INR 2 189
Total Capital Trusts — 0.0%
(Cost: $ 191 ) ................................... 189
Preferred Stocks — 0 .9%
Brazil — 0.9%
Banco Bradesco SA (Preference) ... 10,432 35,271
Itau Unibanco Holding SA (Preference) 11,766 86,453
121,724
Total Preferred Stocks — 0.9%
(Cost: $ 102,312 ) ................................ 121,724
Total Preferred Securities — 0.9%
(Cost: $ 102,503 ) ................................ 121,913
Total Long-Term Investments — 98 .3%
(Cost: $ 10,556,132 ) .............................. 13,575,865
Short-Term Securities
Money Market Funds — 1.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.27%
(h)
....... 81,256 81,297
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.94% ...... 98,839 98,839
Total Short-Term Securities — 1 .3%
(Cost: $ 180,137 ) ................................ 180,136
Total Investments — 99.6%
(Cost: $ 10,736,269 ) .............................. 13,756,001
Other Assets Less Liabilities — 0.4% ................... 55,562
Net Assets — 100.0% .............................. $ 13,811,563

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 81,300
(a)
$ — $ (2) $ (1) $ 81,297 81,256 $ 401
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 316,436 — (217,597)
(a)
— — 98,839 98,839 8,157 —
$ (2) $ (1) $ 180,136 $ 8,558 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 2 12/19/25 $ 141 $ 1,595
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,595 $ — $ — $ — $ 1,595
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 85,307 $ — $ — $ — $ 85,307
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 4,150 $ — $ — $ — $ 4,150
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 287,083
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 230,124 $ — $ — $ 230,124
Chile ............................................... 19,648 106,498 — 126,146
China ............................................... 151,518 4,018,098 — 4,169,616
Colombia ............................................ 8,753 — — 8,753
Greece .............................................. 80,546 31,022 — 111,568

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
India ............................................... $ 74,000 $ 1,770,565 $ — $ 1,844,565
Indonesia ............................................ — 180,976 — 180,976
Kuwait .............................................. 106,329 — — 106,329
Malaysia ............................................. — 248,981 — 248,981
Mexico .............................................. 255,462 — — 255,462
Poland .............................................. — 209,741 — 209,741
Qatar ............................................... 10,545 50,164 — 60,709
Republic of Turkiye ...................................... — 67,344 — 67,344
Russia .............................................. — — 1 1
Saudi Arabia .......................................... 26,290 324,853 — 351,143
South Africa ........................................... 50,660 249,147 — 299,807
South Korea .......................................... 116,772 1,882,743 — 1,999,515
Taiwan .............................................. 23,133 2,658,644 — 2,681,777
Thailand ............................................. — 235,188 — 235,188
United Arab Emirates .................................... — 182,937 — 182,937
United Kingdom ........................................ — 42,852 — 42,852
United States .......................................... 13,972 26,446 — 40,418
Preferred Securities
Brazil ............................................... 121,724 — — 121,724
India ............................................... — 189 — 189
Short-Term Securities
Money Market Funds ...................................... 180,136 — — 180,136
$ 1,469,612 $ 12,286,388 $ 1 $ 13,756,001
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,595 $ — $ — $ 1,595
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.0%
Aristocrat Leisure Ltd. ........... 2,041 $ 84,447
Aurizon Holdings Ltd. ........... 2,542 5,703
BHP Group Ltd. ............... 3,718 105,994
Coles Group Ltd. .............. 887 12,793
Commonwealth Bank of Australia ... 768 86,173
Evolution Mining Ltd. ........... 3,749 26,530
Fortescue Ltd. ................ 925 12,864
JB Hi-Fi Ltd. ................. 312 21,343
Macquarie Group Ltd. ........... 393 56,055
Orica Ltd. ................... 2,632 38,270
Pro Medicus Ltd. .............. 93 15,969
QBE Insurance Group Ltd. ....... 1,582 20,526
REA Group Ltd. ............... 291 40,547
Rio Tinto plc ................. 907 65,386
SEEK Ltd. .................. 780 13,804
Sonic Healthcare Ltd. ........... 1,363 18,865
South32 Ltd. ................. 15,017 31,056
Suncorp Group Ltd. ............ 43 552
Telstra Group Ltd. ............. 4,400 14,057
Wesfarmers Ltd. .............. 1,868 102,527
Worley Ltd. .................. 3,369 31,463
804,924
Austria — 0.3%
BAWAG Group AG
(a) (b)
.......... 264 34,117
Erste Group Bank AG ........... 29 3,004
37,121
Belgium — 0.8%
Ageas SA ................... 162 10,721
Anheuser-Busch InBev SA/NV ..... 1,094 66,709
UCB SA .................... 34 8,743
86,173
Brazil — 0.1%
Yara International ASA .......... 344 12,533
Chile — 0.2%
Antofagasta plc ............... 703 25,802
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 2,500 12,284
Budweiser Brewing Co. APAC Ltd.
(a) (b)
900 913
Prosus NV , Class N
(c)
........... 574 39,674
52,871
Denmark — 0.9%
Danske Bank A/S .............. 119 5,319
Genmab A/S
(c)
................ 53 15,117
GN Store Nord A/S
(c)
............ 245 4,290
Novo Nordisk A/S , Class B ....... 1,356 66,758
Pandora A/S ................. 48 6,423
Tryg A/S .................... 262 6,458
Vestas Wind Systems A/S ........ 173 3,538
107,903
Finland — 1.4%
Kone OYJ , Class B ............ 129 8,619
Nokia OYJ .................. 5,220 35,607
Nordea Bank Abp ............. 4,464 76,365
Sampo OYJ , Class A ........... 3,172 35,356
Wartsila OYJ Abp .............. 61 1,996
157,943
France — 10.2%
Air Liquide SA ................ 56 10,838
Airbus SE ................... 74 18,246
Security
Shares
Shares Value
France (continued)
AXA SA .................... 2,563 $ 111,205
BNP Paribas SA .............. 1,426 110,455
Bureau Veritas SA ............. 961 31,581
Capgemini SE ................ 105 16,154
Credit Agricole SA ............. 2,314 41,771
Danone SA .................. 986 87,080
Eiffage SA .................. 231 28,425
Engie SA ................... 2,730 63,917
Hermes International SCA ........ 32 79,183
Ipsen SA ................... 183 25,717
Klepierre SA ................. 453 17,312
L'Oreal SA .................. 106 44,235
LVMH Moet Hennessy Louis Vuitton SE 248 175,292
Publicis Groupe SA ............ 322 32,274
Safran SA ................... 446 158,472
Societe Generale SA ........... 151 9,577
Thales SA ................... 142 40,492
TotalEnergies SE .............. 973 60,749
Valeo SE ................... 217 3,000
Veolia Environnement SA ........ 86 2,842
Vinci SA .................... 9 1,203
1,170,020
Germany — 9.7%
adidas AG .................. 119 22,501
Allianz SE (Registered) .......... 87 34,960
Continental AG ............... 225 17,193
Deutsche Bank AG (Registered) .... 2,786 99,739
Deutsche Post AG ............. 1,426 65,520
Deutsche Telekom AG (Registered) . 4,536 140,504
E.ON SE ................... 759 14,122
Evonik Industries AG ........... 19 319
GEA Group AG ............... 569 40,699
Henkel AG & Co. KGaA ......... 200 14,935
Infineon Technologies AG ........ 1,244 49,378
Knorr-Bremse AG ............. 190 17,679
LEG Immobilien SE ............ 25 1,905
Mercedes-Benz Group AG ........ 735 47,690
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 45 27,841
Nemetschek SE ............... 115 13,288
Rational AG ................. 4 2,934
Rheinmetall AG ............... 26 51,110
SAP SE .................... 576 149,802
Scout24 SE
(a) (b)
............... 64 7,401
Siemens AG (Registered) ........ 627 177,690
Siemens Energy AG
(c)
........... 823 102,534
Siemens Healthineers AG
(a) (b)
...... 294 16,479
1,116,223
Hong Kong — 2.3%
AIA Group Ltd. ............... 15,000 145,961
Hong Kong Exchanges & Clearing Ltd. 200 10,900
Link REIT ................... 2,600 13,540
Sun Hung Kai Properties Ltd. ...... 3,000 36,506
Swire Pacific Ltd. , Class A ........ 500 4,130
Techtronic Industries Co. Ltd. ...... 3,000 34,992
WH Group Ltd.
(a) (b)
............. 13,000 12,505
258,534
Ireland — 0.0%
Kerry Group plc , Class A ......... 47 4,287
Israel — 0.8%
Bank Hapoalim BM ............ 841 17,058
Bank Leumi Le-Israel BM ........ 820 16,642
Elbit Systems Ltd. ............. 10 4,737

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel (continued)
Israel Discount Bank Ltd. , Class A .. 666 $ 6,656
Mizrahi Tefahot Bank Ltd. ........ 293 19,050
Nice Ltd.
(c)
.................. 152 20,734
Nova Ltd.
(c)
.................. 5 1,737
86,614
Italy — 2.4%
A2A SpA ................... 4,691 13,668
Banca Mediolanum SpA ......... 139 2,794
Banca Monte dei Paschi di Siena SpA 3,591 31,495
Coca-Cola HBC AG ............ 213 9,665
Enel SpA ................... 1,538 15,558
Generali .................... 488 18,786
Infrastrutture Wireless Italiane SpA
(a) (b)
1,570 17,252
Intesa Sanpaolo SpA ........... 8,449 54,457
Leonardo SpA ................ 226 13,297
Nexi SpA
(a) (b)
................. 2,542 13,403
Poste Italiane SpA
(a) (b)
........... 62 1,495
Snam SpA .................. 3,044 18,774
Terna - Rete Elettrica Nazionale .... 462 4,737
UniCredit SpA ................ 789 58,423
273,804
Japan — 22.1%
Advantest Corp. ............... 500 74,873
Ajinomoto Co., Inc. ............. 200 5,673
Amada Co. Ltd. ............... 1,600 19,079
Astellas Pharma, Inc. ........... 2,600 27,216
Canon, Inc. .................. 1,700 48,820
Chugai Pharmaceutical Co. Ltd. .... 500 22,884
CyberAgent, Inc. .............. 400 3,987
Dai-ichi Life Holdings, Inc. ........ 2,200 15,442
Daiichi Sankyo Co. Ltd. .......... 2,200 52,554
Daikin Industries Ltd. ........... 100 11,618
Daiwa Securities Group, Inc. ...... 1,900 14,622
Denso Corp. ................. 500 6,986
Dentsu Group, Inc. ............. 100 1,981
DMG Mori Co. Ltd. ............. 1,500 23,264
ENEOS Holdings, Inc. .......... 8,800 55,517
FANUC Corp. ................ 700 23,360
Fujitsu Ltd. .................. 2,700 70,363
Hitachi Ltd. .................. 3,900 133,220
Japan Exchange Group, Inc. ...... 100 1,115
Japan Post Bank Co. Ltd. ........ 2,000 22,410
Japan Post Holdings Co. Ltd. ...... 1,100 10,308
Japan Post Insurance Co. Ltd. ..... 100 2,586
Kao Corp. ................... 600 25,392
Keyence Corp. ............... 100 37,114
LY Corp. .................... 3,400 9,991
Mitsubishi Corp. ............... 1,200 28,815
Mitsubishi Estate Co. Ltd. ........ 200 4,238
Mitsubishi HC Capital, Inc. ........ 300 2,347
Mitsubishi Heavy Industries Ltd. .... 2,400 72,455
Mitsubishi UFJ Financial Group, Inc. . 6,500 98,184
Mitsui & Co. Ltd. .............. 3,200 78,693
Mitsui Fudosan Co. Ltd. ......... 3,900 40,608
Mizuho Financial Group, Inc. ...... 1,500 50,243
MS&AD Insurance Group Holdings, Inc. 600 12,369
Murata Manufacturing Co. Ltd. ..... 4,000 86,244
NEC Corp. .................. 2,000 72,640
Nintendo Co. Ltd. .............. 300 25,587
Nomura Holdings, Inc. .......... 2,400 17,127
Nomura Real Estate Holdings, Inc. .. 2,500 14,277
Nomura Research Institute Ltd. .... 100 3,861
Obayashi Corp. ............... 700 11,842
Ono Pharmaceutical Co. Ltd. ...... 700 8,542
Security
Shares
Shares Value
Japan (continued)
ORIX Corp. .................. 1,500 $ 36,693
Otsuka Holdings Co. Ltd. ........ 500 27,212
Pan Pacific International Holdings Corp. 5,400 32,123
Panasonic Holdings Corp. ........ 2,700 31,372
Recruit Holdings Co. Ltd. ........ 1,600 79,341
Resona Holdings, Inc. .......... 1,200 11,569
Shimizu Corp. ................ 1,200 16,108
SoftBank Corp. ............... 11,700 16,626
SoftBank Group Corp. .......... 500 87,734
Sompo Holdings, Inc. ........... 1,300 39,618
Sony Financial Group, Inc.
(c)
...... 6,100 6,151
Sony Group Corp. ............. 5,800 161,528
Sumitomo Chemical Co. Ltd. ...... 7,700 22,648
Sumitomo Corp. .............. 2,600 75,637
Sumitomo Mitsui Financial Group, Inc. 2,400 64,977
Sumitomo Mitsui Trust Group, Inc. .. 300 8,240
Sysmex Corp. ................ 2,400 26,754
T&D Holdings, Inc. ............. 300 6,443
Takeda Pharmaceutical Co. Ltd. .... 2,200 59,373
Terumo Corp. ................ 3,100 50,037
Tokio Marine Holdings, Inc. ....... 1,300 48,481
Tokyo Electron Ltd. ............ 400 88,188
Toyota Motor Corp. ............ 6,800 138,633
Unicharm Corp. ............... 6,900 42,691
2,526,624
Mexico — 0.0%
Fresnillo plc ................. 82 2,398
Netherlands — 4.4%
Adyen NV
(a) (b) (c)
............... 11 18,848
Argenx SE
(c)
................. 28 22,917
ASML Holding NV ............. 245 259,041
ASR Nederland NV ............ 607 40,510
Euronext NV
(a) (b)
............... 32 4,573
Heineken NV ................ 568 43,982
Koninklijke KPN NV ............ 5,130 23,739
NN Group NV ................ 805 55,090
Wolters Kluwer NV ............. 326 39,963
508,663
New Zealand — 0.3%
Contact Energy Ltd. ............ 1,072 5,715
Fisher & Paykel Healthcare Corp. Ltd. 543 11,528
Xero Ltd.
(c)
.................. 193 18,259
35,502
Norway — 0.8%
Aker BP ASA ................. 634 16,431
DNB Bank ASA ............... 883 22,539
Equinor ASA ................. 129 3,090
Gjensidige Forsikring ASA ........ 55 1,480
Kongsberg Gruppen ASA ........ 779 19,859
Orkla ASA ................... 350 3,555
Var Energi ASA ............... 5,522 18,553
85,507
Portugal — 0.3%
EDP SA .................... 5,848 29,071
Galp Energia SGPS SA , Class B ... 208 4,179
33,250
Singapore — 0.8%
DBS Group Holdings Ltd. ........ 2,200 91,086
Oversea-Chinese Banking Corp. Ltd. 400 5,232
96,318

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Africa — 0.1%
Anglo American plc ............ 321 $ 12,144
Spain — 3.5%
ACS Actividades de Construccion y
Servicios SA ............... 261 21,431
Banco Bilbao Vizcaya Argentaria SA . 4,116 82,921
Banco Santander SA ........... 11,721 119,439
Iberdrola SA ................. 5,726 116,044
Repsol SA .................. 2,083 38,222
Telefonica SA ................ 4,874 24,717
402,774
Sweden — 2.6%
AddTech AB , Class B ........... 602 20,282
Assa Abloy AB , Class B ......... 282 10,627
Atlas Copco AB , Class A ......... 1,146 19,203
Essity AB , Class B ............. 614 16,865
Industrivarden AB , Class A ....... 211 8,773
Indutrade AB ................. 393 10,506
Saab AB , Class B ............. 23 1,266
Sandvik AB .................. 358 10,826
Skanska AB , Class B ........... 1,631 44,415
Svenska Handelsbanken AB , Class A 990 12,919
Swedbank AB , Class A .......... 1,590 48,274
Swedish Orphan Biovitrum AB
(c)
.... 78 2,687
Tele2 AB , Class B ............. 3,345 53,138
Telefonaktiebolaget LM Ericsson , Class
B ...................... 3,210 32,568
Telia Co. AB ................. 456 1,795
294,144
Switzerland — 4.9%
ABB Ltd. (Registered) ........... 2,058 153,007
Accelleron Industries AG ......... 57 4,673
Belimo Holding AG (Registered) .... 15 16,184
Chocoladefabriken Lindt & Spruengli
AG ..................... 1 15,372
DSM-Firmenich AG ............ 488 39,777
Flughafen Zurich AG (Registered) ... 101 29,834
Givaudan SA (Registered) ........ 18 73,740
Logitech International SA (Registered) 376 45,202
Partners Group Holding AG ....... 2 2,449
SGS SA (Registered) ........... 116 13,081
SIG Group AG
(c)
............... 460 5,143
Sonova Holding AG (Registered) ... 62 16,912
UBS Group AG (Registered) ...... 1,606 61,454
Zurich Insurance Group AG ....... 118 82,066
558,894
United Kingdom — 11.6%
3i Group plc ................. 29 1,678
Admiral Group plc ............. 192 8,267
AstraZeneca plc .............. 978 161,320
Auto Trader Group plc
(a) (b)
........ 1,831 18,784
Aviva plc ................... 822 7,225
BAE Systems plc .............. 3,400 83,754
Barclays plc ................. 23,695 127,091
British Land Co. plc (The) ........ 904 4,515
CK Hutchison Holdings Ltd. ....... 500 3,316
Compass Group plc ............ 1,179 39,025
Convatec Group plc
(a) (b)
.......... 1,941 6,234
Diageo plc .................. 524 12,053
Entain plc ................... 56 583
Halma plc ................... 193 8,993
HSBC Holdings plc ............ 6,775 94,846
IG Group Holdings plc .......... 1,045 15,296
Informa plc .................. 2,411 30,700
Security
Shares
Shares Value
United Kingdom (continued)
InterContinental Hotels Group plc ... 308 $ 37,153
Intertek Group plc ............. 717 47,758
J Sainsbury plc ............... 5,906 26,504
Johnson Matthey plc ........... 116 3,249
Kingfisher plc ................ 334 1,354
Lloyds Banking Group plc ........ 13,827 16,212
London Stock Exchange Group plc .. 751 93,594
NatWest Group plc ............. 3,824 29,439
Pearson plc ................. 768 10,689
RELX plc ................... 411 18,165
Rightmove plc ................ 256 2,248
Rolls-Royce Holdings plc ........ 8,790 135,268
Sage Group plc (The) ........... 2,419 36,564
Smith & Nephew plc ............ 210 3,878
Smiths Group plc .............. 1,521 50,366
Standard Chartered plc .......... 1,157 23,750
Taylor Wimpey plc ............. 34 47
Tesco plc ................... 5,729 34,573
Unilever plc .................. 777 46,981
Vodafone Group plc ............ 68,663 83,122
1,324,594
United States — 8.6%
Alcon AG ................... 340 25,342
BP plc ..................... 5,369 31,456
CSL Ltd. .................... 313 36,476
Experian plc ................. 1,630 76,032
GSK plc .................... 2,091 48,958
Holcim AG .................. 109 9,690
Nestle SA (Registered) .......... 1,189 113,607
Novartis AG (Registered) ........ 1,466 181,435
Roche Holding AG ............. 519 168,575
Sanofi SA ................... 1,249 126,352
Schneider Electric SE ........... 83 23,649
Shell plc .................... 3,811 142,872
984,444
Total Common Stocks — 96.6%
(Cost: $ 8,412,325 ) .............................. 11,060,008
Preferred Securities
Preferred Stocks — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA (Preference) 534 43,261
Porsche Automobil Holding SE
(Preference) ............... 226 8,980
Sartorius AG (Preference) ........ 11 3,026
55,267
Total Preferred Securities — 0.5%
(Cost: $ 50,890 ) ................................ 55,267
Total Long-Term Investments — 97 .1%
(Cost: $ 8,463,215 ) .............................. 11,115,275

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.94%
(d) (e)
.... 246,079 $ 246,079
Total Short-Term Securities — 2 .1%
(Cost: $ 246,079 ) ................................ 246,079
Total Investments — 99.2%
(Cost: $ 8,709,294 ) .............................. 11,361,354
Other Assets Less Liabilities — 0.8% ................... 94,212
Net Assets — 100.0% .............................. $ 11,455,566
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 472,425 $ — $ (226,346)
(a)
$ — $ — $ 246,079 246,079 $ 8,556 $ —
— —
(a)
Represents net amount purchased (sold).

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage International Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 1 12/19/25 $ 140 $ 3,303
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,303 $ — $ — $ — $ 3,303
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 39,024 $ — $ — $ — $ 39,024
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (8,953) $ — $ — $ — $ (8,953)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 200,848
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 804,924 $ — $ 804,924
Austria .............................................. — 37,121 — 37,121
Belgium ............................................. — 86,173 — 86,173
Brazil ............................................... — 12,533 — 12,533
Chile ............................................... — 25,802 — 25,802

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Sustainable Aware Advantage International Equity Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
China ............................................... $ — $ 52,871 $ — $ 52,871
Denmark ............................................. — 107,903 — 107,903
Finland .............................................. — 157,943 — 157,943
France .............................................. — 1,170,020 — 1,170,020
Germany ............................................ — 1,116,223 — 1,116,223
Hong Kong ........................................... — 258,534 — 258,534
Ireland .............................................. — 4,287 — 4,287
Israel ............................................... — 86,614 — 86,614
Italy ................................................ — 273,804 — 273,804
Japan ............................................... 48,842 2,477,782 — 2,526,624
Mexico .............................................. — 2,398 — 2,398
Netherlands ........................................... — 508,663 — 508,663
New Zealand .......................................... 11,528 23,974 — 35,502
Norway .............................................. — 85,507 — 85,507
Portugal ............................................. — 33,250 — 33,250
Singapore ............................................ — 96,318 — 96,318
South Africa ........................................... — 12,144 — 12,144
Spain ............................................... — 402,774 — 402,774
Sweden ............................................. — 294,144 — 294,144
Switzerland ........................................... — 558,894 — 558,894
United Kingdom ........................................ 26,504 1,298,090 — 1,324,594
United States .......................................... — 984,444 — 984,444
Preferred Securities ....................................... — 55,267 — 55,267
Short-Term Securities
Money Market Funds ...................................... 246,079 — — 246,079
$ 332,953 $ 11,028,401 $ — $ 11,361,354
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,303 $ — $ — $ 3,303
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(US Prime Rate at 0.00% Floor + 3.20%),
10.45%, 01/10/39
(a) (b)
................ USD 238 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 208,231 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 1.3%
Airbus SE .......................... 14,055 3,465,558
Axon Enterprise, Inc.
(c)
................. 1,821 1,333,391
BAE Systems plc ..................... 130,599 3,217,109
Boeing Co. (The)
(c)
.................... 14,872 2,989,569
Carpenter Technology Corp. ............. 10,760 3,399,084
Dassault Aviation SA .................. 817 263,274
GE Aerospace ....................... 23,520 7,266,504
General Dynamics Corp. ................ 3,535 1,219,221
HEICO Corp. , Class A .................. 5,310 1,315,446
Kongsberg Gruppen ASA ............... 20,113 512,747
Leonardo SpA ....................... 4,817 283,407
Lockheed Martin Corp. ................. 5,816 2,860,774
Rheinmetall AG ...................... 2,217 4,358,144
Rolls-Royce Holdings plc ............... 535,946 8,247,571
RTX Corp. ......................... 14,622 2,610,027
Saab AB , Class B .................... 38,163 2,099,976
Safran SA .......................... 11,240 3,993,780
Singapore Technologies Engineering Ltd. ..... 54,300 353,768
Spirit AeroSystems Holdings, Inc. , Class A
(c)
... 2,475 90,808
Thales SA .......................... 2,525 720,011
50,600,169
Air Freight & Logistics — 0.0%
United Parcel Service, Inc. , Class B ........ 3,745 361,093
Automobile Components — 0.3%
Aptiv plc
(c)
.......................... 41,078 3,331,426
BorgWarner, Inc. ..................... 42,876 1,841,953
Bridgestone Corp. .................... 14,900 650,461
Cie Generale des Etablissements Michelin SCA 10,704 341,944
Continental AG ...................... 17,763 1,357,305
Denso Corp. ........................ 70,800 989,202
Mobileye Global, Inc. , Class A
(c) (d)
.......... 66,024 868,216
9,380,507
Automobiles — 1.6%
Ferrari NV ......................... 1,361 545,027
General Motors Co. ................... 50,749 3,506,248
Harley-Davidson, Inc. .................. 2,534 68,367
Honda Motor Co. Ltd. .................. 30,300 306,250
Lucid Group, Inc.
(c)
.................... 2,119 37,612
Mercedes-Benz Group AG ............... 46,263 3,001,755
Renault SA ......................... 3,825 148,637
Stellantis NV ........................ 39,014 396,767
Tesla, Inc.
(c)
......................... 94,763 43,264,995
Toyota Motor Corp. ................... 367,000 7,482,079
58,757,737
Banks — 5.4%
ANZ Group Holdings Ltd. ............... 90,282 2,162,408
Banca Monte dei Paschi di Siena SpA ....... 195,943 1,718,516
Banco Bilbao Vizcaya Argentaria SA ........ 136,274 2,745,388
Banco BPM SpA ..................... 21,580 314,409
Banco de Sabadell SA ................. 130,163 487,968
Banco Santander SA .................. 279,580 2,848,973
Security
Shares
Shares Value
Banks (continued)
Bank Hapoalim BM ................... 30,174 $ 612,009
Bank Leumi Le-Israel BM ............... 36,368 738,124
Bank of America Corp. ................. 329,116 17,591,250
Bank of Ireland Group plc ............... 11,494 188,191
Barclays plc ........................ 309,899 1,662,181
BNP Paribas SA ..................... 51,143 3,961,435
BOC Hong Kong Holdings Ltd. ............ 213,000 1,046,622
BOK Financial Corp. ................... 485 50,721
BPER Banca SpA .................... 35,298 422,937
CaixaBank SA ....................... 40,389 426,902
Citigroup, Inc. ....................... 97,738 9,894,018
Comerica, Inc. ....................... 779 59,593
Commerzbank AG .................... 52,022 1,896,874
Commonwealth Bank of Australia .......... 113,154 12,696,451
Credit Agricole SA .................... 33,021 596,075
Danske Bank A/S ..................... 8,931 399,155
DBS Group Holdings Ltd. ............... 63,760 2,639,826
DNB Bank ASA ...................... 125,689 3,208,266
Erste Group Bank AG .................. 6,548 678,300
FinecoBank Banca Fineco SpA ........... 23,610 540,200
First Hawaiian, Inc. ................... 2,719 66,697
HSBC Holdings plc ................... 424,439 5,941,913
Huntington Bancshares, Inc. ............. 25,416 392,423
ING Groep NV ....................... 107,326 2,679,896
Intesa Sanpaolo SpA .................. 840,944 5,420,174
Israel Discount Bank Ltd. , Class A ......... 25,021 250,055
Japan Post Bank Co. Ltd. ............... 139,200 1,559,747
JPMorgan Chase & Co. ................ 111,705 34,753,660
Lloyds Banking Group plc ............... 779,216 913,623
Mediobanca Banca di Credito Finanziario SpA . 15,327 292,933
Mitsubishi UFJ Financial Group, Inc. ........ 518,800 7,836,620
Mizuho Financial Group, Inc. ............. 127,650 4,275,698
National Australia Bank Ltd. .............. 20,913 596,231
NatWest Group plc .................... 525,792 4,047,819
Nordea Bank Abp .................... 180,253 3,083,554
NU Holdings Ltd. , Class A
(c)
.............. 87,778 1,414,104
PNC Financial Services Group, Inc. (The) .... 17,898 3,267,280
Resona Holdings, Inc. ................. 138,400 1,334,325
Societe Generale SA .................. 40,993 2,599,803
Standard Chartered plc ................. 43,427 891,437
Sumitomo Mitsui Financial Group, Inc. ....... 364,400 9,865,696
Sumitomo Mitsui Trust Group, Inc. ......... 131,800 3,620,094
Svenska Handelsbanken AB , Class A ....... 436,734 5,699,089
Swedbank AB , Class A ................. 69,991 2,124,983
TFS Financial Corp. ................... 1,094 14,550
Truist Financial Corp. .................. 113,494 5,065,237
UniCredit SpA ....................... 44,168 3,270,494
United Overseas Bank Ltd. .............. 15,900 422,900
US Bancorp ........................ 261,873 12,224,232
Wells Fargo & Co. .................... 109,082 9,486,862
Westpac Banking Corp. ................ 25,719 650,806
203,649,727
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(c)
....... 185 38,293
Brown-Forman Corp. , Class A ............ 1,028 27,879
Coca-Cola Co. (The) .................. 85,090 5,862,701
Coca-Cola HBC AG ................... 12,063 547,396
Constellation Brands, Inc. , Class A ......... 13,111 1,722,523
Diageo plc ......................... 34,042 783,026
Keurig Dr Pepper, Inc. ................. 113,801 3,090,835
Monster Beverage Corp.
(c)
............... 46,895 3,133,993
PepsiCo, Inc. ....................... 25,931 3,788,260
Primo Brands Corp. , Class A ............. 61,694 1,355,417
20,350,323

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology — 0.9%
AbbVie, Inc. ........................ 51,125 $ 11,147,295
Alkermes plc
(c)
....................... 11,987 368,001
Amgen, Inc. ........................ 17,475 5,215,064
Apellis Pharmaceuticals, Inc.
(c)
............ 2,229 47,857
BioMarin Pharmaceutical, Inc.
(c)
........... 25,556 1,369,035
CSL Ltd. ........................... 15,750 1,835,447
Exact Sciences Corp.
(c)
................. 11,487 743,094
Exelixis, Inc.
(c)
....................... 22,317 862,998
Genmab A/S
(c)
....................... 3,563 1,016,267
Gilead Sciences, Inc. .................. 22,273 2,668,083
Moderna, Inc.
(c)
...................... 14,346 389,637
Natera, Inc.
(c)
........................ 14,486 2,881,700
Neurocrine Biosciences, Inc.
(c)
............ 8,268 1,184,060
Regeneron Pharmaceuticals, Inc. .......... 4,968 3,238,143
Sarepta Therapeutics, Inc.
(c)
............. 2,698 64,779
Ultragenyx Pharmaceutical, Inc.
(c)
.......... 1,895 65,567
United Therapeutics Corp.
(c)
.............. 3,099 1,380,388
34,477,415
Broadline Retail — 2.8%
Amazon.com, Inc.
(c)
................... 340,167 83,075,585
Coupang, Inc. , Class A
(c)
................ 33,853 1,082,280
Etsy, Inc.
(c)
......................... 14,934 925,908
MercadoLibre, Inc.
(c)
................... 927 2,157,370
Prosus NV , Class N
(c)
.................. 96,216 6,650,300
Rakuten Group, Inc.
(c)
.................. 129,000 843,945
Sea Ltd. , ADR, Class A
(c)
................ 35,283 5,512,969
Wesfarmers Ltd. ..................... 73,897 4,055,911
104,304,268
Building Products — 0.1%
Cie de Saint-Gobain SA ................ 5,144 499,287
Hayward Holdings, Inc.
(c)
................ 3,009 51,063
Kingspan Group plc ................... 1,676 125,496
Trane Technologies plc ................. 2,881 1,292,561
1,968,407
Capital Markets — 3.6%
3i Group plc ........................ 27,177 1,572,750
Ameriprise Financial, Inc. ............... 11,880 5,378,908
Amundi SA
(b) (e)
....................... 2,815 208,683
Ares Management Corp. , Class A .......... 5,325 791,881
Blackstone, Inc. , Class A ................ 21,192 3,107,595
Blue Owl Capital, Inc. , Class A ............ 30,590 482,404
Brookfield Asset Management Ltd. , Class A ... 7,737 418,262
Brookfield Corp. , Class A ................ 11,019 507,445
Carlyle Group, Inc. (The) ................ 4,686 249,858
Charles Schwab Corp. (The) ............. 121,925 11,524,351
CME Group, Inc. , Class A ............... 40,843 10,843,408
Coinbase Global, Inc. , Class A
(c)
........... 8,024 2,758,491
Daiwa Securities Group, Inc. ............. 55,700 428,665
Deutsche Bank AG (Registered) ........... 189,489 6,783,744
Euronext NV
(b) (e)
...................... 5,128 732,852
Futu Holdings Ltd. , ADR ................ 6,117 1,217,528
Goldman Sachs Group, Inc. (The) ......... 8,692 6,861,204
Hong Kong Exchanges & Clearing Ltd. ...... 20,300 1,106,409
Houlihan Lokey, Inc. , Class A ............. 8,938 1,600,617
Interactive Brokers Group, Inc. , Class A ...... 28,908 2,033,967
Intercontinental Exchange, Inc. ........... 67,581 9,886,424
Janus Henderson Group plc ............. 3,837 167,140
Japan Exchange Group, Inc. ............. 29,800 332,305
Jefferies Financial Group, Inc. ............ 40,675 2,148,860
Julius Baer Group Ltd. ................. 4,236 285,966
KKR & Co., Inc. ...................... 19,215 2,273,711
London Stock Exchange Group plc ......... 33,898 4,224,585
Macquarie Group Ltd. .................. 36,370 5,187,623
Security
Shares
Shares Value
Capital Markets (continued)
Marex Group plc ..................... 53,311 $ 1,617,989
MarketAxess Holdings, Inc. .............. 2,804 448,808
Moody's Corp. ....................... 9,598 4,609,919
Morgan Stanley ...................... 90,847 14,898,908
MSCI, Inc. ......................... 4,810 2,830,925
Nasdaq, Inc. ........................ 35,827 3,062,850
Nomura Holdings, Inc. ................. 325,100 2,319,947
Robinhood Markets, Inc. , Class A
(c)
......... 34,182 5,017,234
S&P Global, Inc. ..................... 19,704 9,599,986
SBI Holdings, Inc. .................... 14,800 661,368
Schroders plc ....................... 67,265 335,661
St. James's Place plc .................. 19,183 327,301
Tradeweb Markets, Inc. , Class A ........... 2,726 287,293
UBS Group AG (Registered) ............. 151,235 5,787,057
XP, Inc. , Class A ..................... 8,718 158,842
135,079,724
Chemicals — 0.6%
Air Liquide SA ....................... 7,414 1,434,898
Albemarle Corp. ..................... 3,217 316,006
Arkema SA ......................... 2,623 155,708
Ashland, Inc. ........................ 1,039 50,807
Celanese Corp. ...................... 13,494 518,709
Corteva, Inc. ........................ 170,046 10,447,626
Croda International plc ................. 3,304 125,423
DuPont de Nemours, Inc. ............... 17,561 1,433,856
Givaudan SA (Registered) ............... 53 217,122
Huntsman Corp. ..................... 3,503 29,005
Linde plc .......................... 9,802 4,100,177
PPG Industries, Inc. ................... 18,359 1,794,592
Scotts Miracle-Gro Co. (The) ............. 911 48,757
Solstice Advanced Materials, Inc.
(c)
......... 28,117 1,267,233
21,939,919
Commercial Services & Supplies — 0.6%
Brambles Ltd. ....................... 41,582 675,690
Cintas Corp. ........................ 36,927 6,767,611
Clean Harbors, Inc.
(c)
.................. 1,994 419,757
Copart, Inc.
(c)
........................ 26,599 1,144,023
GFL Environmental, Inc. ................ 17,498 765,019
MSA Safety, Inc. ..................... 791 124,211
RB Global, Inc. ...................... 3,924 389,339
Republic Services, Inc. ................. 26,107 5,436,522
Waste Connections, Inc. ................ 25,419 4,262,258
Waste Management, Inc. ................ 11,002 2,197,869
22,182,299
Communications Equipment — 1.0%
Arista Networks, Inc.
(c)
................. 88,155 13,901,162
Cisco Systems, Inc. ................... 193,910 14,176,760
F5, Inc.
(c)
.......................... 1,072 271,270
Motorola Solutions, Inc. ................ 20,583 8,371,312
36,720,504
Construction & Engineering — 0.4%
AECOM ........................... 12,273 1,648,878
API Group Corp.
(c)
.................... 34,395 1,266,424
Bouygues SA ....................... 5,267 237,743
Comfort Systems USA, Inc. .............. 2,992 2,889,015
Eiffage SA ......................... 3,884 477,926
Everus Construction Group, Inc.
(c)
.......... 1,084 98,525
Ferrovial SE ........................ 33,625 2,063,376
Fluor Corp.
(c)
........................ 15,524 757,106
MasTec, Inc.
(c)
....................... 9,353 1,909,508
Obayashi Corp. ...................... 27,400 463,538
Shimizu Corp. ....................... 61,800 829,551

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Vinci SA ........................... 8,731 $ 1,167,477
13,809,067
Construction Materials — 0.0%
James Hardie Industries plc , ADR
(c)
......... 2,734 57,223
Consumer Finance — 0.4%
Ally Financial, Inc. .................... 103,377 4,028,602
American Express Co. ................. 16,366 5,903,707
Capital One Financial Corp. .............. 9,420 2,072,306
OneMain Holdings, Inc. ................. 28,443 1,683,541
13,688,156
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.
(c)
........ 12,719 1,122,579
Casey's General Stores, Inc. ............. 2,013 1,033,052
Coles Group Ltd. ..................... 89,410 1,289,521
Costco Wholesale Corp. ................ 34,526 31,468,723
Dollar General Corp. .................. 46,862 4,623,405
Dollar Tree, Inc.
(c)
..................... 26,632 2,639,764
Koninklijke Ahold Delhaize NV ............ 40,392 1,653,269
Kroger Co. (The) ..................... 80,572 5,126,796
Loblaw Cos. Ltd. ..................... 28,912 1,149,018
Performance Food Group Co.
(c)
........... 2,499 241,753
Seven & i Holdings Co. Ltd. .............. 54,600 694,501
Sprouts Farmers Market, Inc.
(c)
............ 41,742 3,295,948
Sysco Corp. ........................ 58,344 4,333,792
Target Corp. ........................ 64,096 5,942,981
Tesco plc .......................... 161,360 973,755
US Foods Holding Corp.
(c)
............... 16,023 1,163,590
Walmart, Inc. ........................ 323,453 32,726,975
99,479,422
Containers & Packaging — 0.0%
Ball Corp. .......................... 5,528 259,816
Sonoco Products Co. .................. 2,093 84,913
344,729
Diversified Consumer Services — 0.0%
ADT, Inc. .......................... 7,045 62,278
Duolingo, Inc. , Class A
(c)
................ 4,452 1,204,889
1,267,167
Diversified REITs — 0.0%
Land Securities Group plc ............... 16,160 132,069
Diversified Telecommunication Services — 0.3%
AT&T, Inc. .......................... 46,655 1,154,711
Deutsche Telekom AG (Registered) ........ 113,774 3,524,171
Frontier Communications Parent, Inc.
(c)
...... 5,263 198,731
GCI Liberty, Inc. , Class A
(c)
.............. 71 2,596
Iridium Communications, Inc. ............. 2,397 45,903
Liberty Global Ltd. , Class A
(c)
............. 3,545 38,995
Liberty Global Ltd. , Class C
(c)
............. 3,265 36,405
NTT, Inc. .......................... 2,295,200 2,362,343
Orange SA ......................... 49,644 794,124
Singapore Telecommunications Ltd. ........ 560,000 1,827,869
Telstra Group Ltd. .................... 453,064 1,447,466
11,433,314
Electric Utilities — 0.7%
Acciona SA ......................... 1,051 232,631
Chubu Electric Power Co., Inc. ............ 41,800 581,261
CK Infrastructure Holdings Ltd. ............ 47,000 305,705
CLP Holdings Ltd. .................... 43,000 366,763
Constellation Energy Corp. .............. 9,567 3,606,759
Edison International ................... 114,158 6,322,070
EDP SA ........................... 94,317 468,864
Security
Shares
Shares Value
Electric Utilities (continued)
Endesa SA ......................... 8,292 $ 297,151
Iberdrola SA ........................ 193,532 3,922,167
Kansai Electric Power Co., Inc. (The) ....... 70,900 1,106,051
NextEra Energy, Inc. .................. 17,776 1,446,966
NRG Energy, Inc. ..................... 16,954 2,913,715
Oklo, Inc. , Class A
(c)
................... 2,068 274,568
PG&E Corp. ........................ 135,196 2,157,728
SSE plc ........................... 29,172 734,925
Terna - Rete Elettrica Nazionale ........... 33,640 344,947
25,082,271
Electrical Equipment — 0.8%
ABB Ltd. (Registered) .................. 108,366 8,056,746
Eaton Corp. plc ...................... 7,490 2,857,884
Emerson Electric Co. .................. 3,843 536,368
GE Vernova, Inc. ..................... 7,688 4,498,556
Legrand SA ........................ 8,372 1,445,741
Rockwell Automation, Inc. ............... 4,399 1,620,416
Schneider Electric SE .................. 17,120 4,878,001
Siemens Energy AG
(c)
.................. 58,129 7,242,021
31,135,733
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. , Class A ............... 9,877 1,376,261
Arrow Electronics, Inc.
(c)
................ 2,782 310,332
Crane NXT Co. ...................... 1,051 66,476
Flex Ltd.
(c)
.......................... 40,510 2,532,685
Hexagon AB , Class B .................. 22,747 277,277
Ingram Micro Holding Corp. .............. 378 8,679
IPG Photonics Corp.
(c)
................. 583 49,625
Jabil, Inc. .......................... 6,593 1,456,328
Keysight Technologies, Inc.
(c) (d)
............ 6,943 1,270,291
Kyocera Corp. ....................... 26,600 352,966
Murata Manufacturing Co. Ltd. ............ 104,300 2,248,804
TE Connectivity plc ................... 7,538 1,861,961
Teledyne Technologies, Inc.
(c)
............. 3,220 1,696,361
Vontier Corp. ........................ 3,201 123,239
Zebra Technologies Corp. , Class A
(c)
........ 2,199 592,081
14,223,366
Entertainment — 1.0%
Electronic Arts, Inc. ................... 7,377 1,475,842
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
............................ 490 44,580
Liberty Media Corp.-Liberty Live , Class A
(c)
.... 414 36,325
Liberty Media Corp.-Liberty Live , Class C
(c)
... 991 89,596
Madison Square Garden Sports Corp.
(c)
...... 397 85,113
Netflix, Inc.
(c)
........................ 15,574 17,425,126
Nintendo Co. Ltd. ..................... 3,000 255,870
ROBLOX Corp. , Class A
(c)
............... 20,728 2,357,188
Spotify Technology SA
(c)
................ 13,375 8,764,905
Walt Disney Co. (The) ................. 68,676 7,734,291
38,268,836
Financial Services — 2.2%
Adyen NV
(b) (c) (e)
...................... 430 736,798
Affirm Holdings, Inc. , Class A
(c)
............ 12,901 927,324
Apollo Global Management, Inc. ........... 6,667 828,775
Berkshire Hathaway, Inc. , Class B
(c)
........ 48,074 22,957,258
Block, Inc. , Class A
(c)
.................. 14,789 1,123,077
Edenred SE ........................ 5,256 151,079
Essent Group Ltd. .................... 30,849 1,868,524
EXOR NV .......................... 4,263 369,431
Fidelity National Information Services, Inc. .... 48,533 3,034,283
Fiserv, Inc.
(c)
........................ 32,126 2,142,483
Global Payments, Inc. ................. 40,584 3,155,812
Groupe Bruxelles Lambert NV ............ 12,752 1,120,781

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Industrivarden AB , Class C .............. 7,683 $ 318,700
M&G plc ........................... 76,477 264,776
Mastercard, Inc. , Class A ................ 27,344 15,093,615
MGIC Investment Corp. ................ 9,484 260,051
ORIX Corp. ......................... 159,700 3,906,589
PayPal Holdings, Inc.
(c)
................. 7,890 546,540
Rocket Cos., Inc. , Class A ............... 79,801 1,329,485
Sony Financial Group, Inc.
(c)
............. 359,300 362,308
Toast, Inc. , Class A
(c)
.................. 22,711 820,775
UWM Holdings Corp. , Class A ............ 1,951 10,984
Visa, Inc. , Class A .................... 64,112 21,845,523
83,174,971
Food Products — 0.2%
Chocoladefabriken Lindt & Spruengli AG ..... 21 322,819
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 7 1,072,298
Danone SA ......................... 3,673 324,387
Flowers Foods, Inc. ................... 4,004 47,768
Hershey Co. (The) .................... 4,188 710,410
Ingredion, Inc. ....................... 4,785 552,237
Kellanova .......................... 7,544 626,605
Kerry Group plc , Class A ................ 1,829 166,846
Mowi ASA .......................... 14,597 320,886
Nestle SA (Registered) ................. 19,057 1,820,867
Seaboard Corp. ...................... 5 16,850
5,981,973
Gas Utilities — 0.0%
Brookfield Infrastructure Corp. , Class A ...... 10,595 480,063
MDU Resources Group, Inc. ............. 4,340 83,241
Snam SpA ......................... 47,547 293,252
856,556
Ground Transportation — 0.0%
Schneider National, Inc. , Class B .......... 991 21,177
TFI International, Inc. .................. 6,064 544,941
U-Haul Holding Co.
(c)
.................. 167 8,878
574,996
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories ................... 2,791 345,023
Boston Scientific Corp.
(c)
................ 90,149 9,079,807
Dentsply Sirona, Inc. .................. 4,314 54,400
Dexcom, Inc.
(c)
....................... 15,670 912,307
Envista Holdings Corp.
(c)
................ 3,668 74,644
EssilorLuxottica SA ................... 6,569 2,405,691
Hologic, Inc.
(c)
....................... 3,373 249,299
Insulet Corp.
(c)
....................... 4,895 1,532,184
Intuitive Surgical, Inc.
(c)
................. 8,000 4,274,240
Medtronic plc ....................... 36,576 3,317,443
STERIS plc ......................... 4,280 1,008,796
Stryker Corp. ....................... 5,081 1,810,056
25,063,890
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. ................... 45,047 8,593,616
Cencora, Inc. ....................... 4,146 1,400,560
Centene Corp.
(c)
..................... 74,867 2,648,046
Cigna Group (The) .................... 27,586 6,742,294
CVS Health Corp. .................... 42,058 3,286,833
Elevance Health, Inc. .................. 11,478 3,640,822
Encompass Health Corp. ............... 36,239 4,125,810
Guardant Health, Inc.
(c)
................. 14,334 1,333,349
HCA Healthcare, Inc. .................. 10,688 4,913,060
Humana, Inc. ....................... 4,985 1,386,777
Labcorp Holdings, Inc. ................. 8,526 2,165,263
Security
Shares
Shares Value
Health Care Providers & Services (continued)
McKesson Corp. ..................... 10,907 $ 8,849,285
Molina Healthcare, Inc.
(c)
................ 4,436 678,974
Tenet Healthcare Corp.
(c)
................ 21,270 4,392,042
UnitedHealth Group, Inc. ................ 35,535 12,137,335
Universal Health Services, Inc. , Class B ..... 9,883 2,144,710
68,438,776
Health Care REITs — 0.0%
Medical Properties Trust, Inc. ............. 12,685 65,582
Ventas, Inc. ........................ 20,094 1,482,736
1,548,318
Health Care Technology — 0.1%
Certara, Inc.
(c)
....................... 2,605 30,296
Doximity, Inc. , Class A
(c)
................ 20,109 1,327,194
Pro Medicus Ltd. ..................... 7,294 1,252,416
Veeva Systems, Inc. , Class A
(c)
............ 2,942 856,710
Waystar Holding Corp.
(c)
................ 24,467 877,142
4,343,758
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. .............. 4,383 45,101
Hotels, Restaurants & Leisure — 0.6%
Airbnb, Inc. , Class A
(c)
.................. 14,059 1,779,026
Aristocrat Leisure Ltd. .................. 93,706 3,877,098
Booking Holdings, Inc. ................. 1,212 6,154,221
Brinker International, Inc.
(c)
.............. 6,520 708,463
Carnival Corp.
(c)
...................... 32,568 938,936
Chipotle Mexican Grill, Inc.
(c)
............. 46,955 1,488,004
Darden Restaurants, Inc. ............... 4,762 857,874
DraftKings, Inc. , Class A
(c)
............... 8,999 275,280
Dutch Bros, Inc. , Class A
(c)
.............. 23,406 1,299,969
Galaxy Entertainment Group Ltd. .......... 150,000 747,350
Genius Sports Ltd.
(c)
................... 25,528 287,445
McDonald's Corp. .................... 2,746 819,489
Penn Entertainment, Inc.
(c)
............... 3,230 53,166
Planet Fitness, Inc. , Class A
(c)
............ 14,446 1,310,108
Restaurant Brands International, Inc. ........ 6,454 423,963
Texas Roadhouse, Inc. ................. 8,643 1,413,822
Travel + Leisure Co. ................... 1,403 88,080
Viking Holdings Ltd.
(c)
.................. 14,399 876,179
Wendy's Co. (The) .................... 3,698 31,581
Wingstop, Inc. ....................... 2,327 504,098
23,934,152
Household Durables — 1.1%
Barratt Redrow plc .................... 63,317 313,323
Berkeley Group Holdings plc ............. 7,381 391,006
DR Horton, Inc. ...................... 41,107 6,128,231
Installed Building Products, Inc. ........... 877 217,698
Lennar Corp. , Class A .................. 27,053 3,348,350
Lennar Corp. , Class B ................. 237 27,978
Meritage Homes Corp. ................. 21,457 1,449,635
Newell Brands, Inc. ................... 8,864 30,138
NVR, Inc.
(c)
......................... 56 403,806
Panasonic Holdings Corp. ............... 503,000 5,844,475
Persimmon plc ...................... 7,491 119,055
PulteGroup, Inc. ..................... 10,845 1,299,990
Sekisui House Ltd. .................... 130,700 2,804,204
Sony Group Corp. .................... 456,200 12,704,982
Taylor Morrison Home Corp.
(c)
............ 35,310 2,092,824
Taylor Wimpey plc .................... 237,023 327,860
Toll Brothers, Inc. ..................... 16,623 2,243,274
39,746,829

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.2%
Essity AB , Class B .................... 88,348 $ 2,426,711
Procter & Gamble Co. (The) ............. 17,008 2,557,493
Reckitt Benckiser Group plc .............. 12,773 976,995
Reynolds Consumer Products, Inc. ......... 1,148 28,057
Unicharm Corp. ...................... 139,700 864,343
6,853,599
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp. ............. 2,887 124,892
Clearway Energy, Inc. , Class A ............ 687 20,603
Clearway Energy, Inc. , Class C ........... 1,622 51,790
197,285
Industrial Conglomerates — 0.9%
3M Co. ............................ 2,851 474,691
Hitachi Ltd. ......................... 125,000 4,269,873
Honeywell International, Inc. ............. 112,470 22,643,585
Keppel Ltd.
(d)
........................ 140,900 1,101,888
Siemens AG (Registered) ............... 16,721 4,738,687
33,228,724
Industrial REITs — 0.0%
Goodman Group ..................... 37,919 817,844
Segro plc .......................... 25,857 237,273
1,055,117
Insurance — 2.7%
Admiral Group plc .................... 6,668 287,106
Aegon Ltd. ......................... 76,788 585,181
Aflac, Inc. .......................... 35,791 3,836,437
Ageas SA .......................... 56,228 3,721,148
AIA Group Ltd. ...................... 1,184,200 11,523,138
Allianz SE (Registered) ................. 21,035 8,452,743
Allstate Corp. (The) ................... 3,790 725,861
American Financial Group, Inc. ........... 5,685 748,601
American International Group, Inc. ......... 25,882 2,043,643
ASR Nederland NV ................... 27,222 1,816,759
Assurant, Inc. ....................... 2,113 447,364
Assured Guaranty Ltd. ................. 1,073 86,462
AXA SA ........................... 66,209 2,872,703
Brighthouse Financial, Inc.
(c)
............. 1,281 73,107
Cincinnati Financial Corp. ............... 3,787 585,432
CNA Financial Corp. ................... 476 21,206
Dai-ichi Life Holdings, Inc. ............... 664,600 4,664,827
Globe Life, Inc. ...................... 3,590 472,121
Great-West Lifeco, Inc. ................. 20,493 868,785
Hartford Insurance Group, Inc. (The) ........ 6,875 853,737
Insurance Australia Group Ltd. ............ 71,277 366,424
Japan Post Holdings Co. Ltd. ............. 791,900 7,420,940
Kemper Corp. ....................... 1,294 58,217
Loews Corp. ........................ 6,035 600,845
MetLife, Inc. ........................ 64,016 5,109,757
MS&AD Insurance Group Holdings, Inc. ..... 124,100 2,558,255
NN Group NV ....................... 49,328 3,375,755
Principal Financial Group, Inc. ............ 11,926 1,002,261
Progressive Corp. (The) ................ 19,156 3,946,136
Prudential Financial, Inc. ................ 10,359 1,077,336
Prudential plc ....................... 74,445 1,035,388
QBE Insurance Group Ltd. .............. 73,883 958,601
Reinsurance Group of America, Inc. ........ 7,176 1,309,333
RLI Corp. .......................... 1,770 104,359
Sampo OYJ , Class A .................. 136,699 1,523,692
Sompo Holdings, Inc. .................. 96,800 2,950,026
Swiss Re AG ........................ 14,493 2,646,450
Tokio Marine Holdings, Inc. .............. 58,300 2,174,193
Travelers Cos., Inc. (The) ............... 34,515 9,271,419
Tryg A/S ........................... 72,120 1,777,686
Security
Shares
Shares Value
Insurance (continued)
Unum Group ........................ 5,219 $ 383,179
White Mountains Insurance Group Ltd. ...... 54 102,846
Zurich Insurance Group AG .............. 11,933 8,299,061
102,738,520
Interactive Media & Services — 3.2%
Alphabet, Inc. , Class A ................. 156,248 43,935,375
Alphabet, Inc. , Class C ................. 113,119 31,879,197
Auto Trader Group plc
(b) (e)
............... 15,459 158,595
LY Corp. ........................... 263,500 774,299
Meta Platforms, Inc. , Class A ............. 63,163 40,951,731
Reddit, Inc. , Class A
(c)
.................. 5,029 1,050,810
ZoomInfo Technologies, Inc.
(c)
............ 6,441 72,268
118,822,275
IT Services — 1.0%
Accenture plc , Class A ................. 21,665 5,418,416
Capgemini SE ....................... 2,296 353,229
DXC Technology Co.
(c)
................. 3,818 54,216
Fujitsu Ltd. ......................... 45,800 1,193,569
Gartner, Inc.
(c)
....................... 9,697 2,408,153
GoDaddy, Inc. , Class A
(c)
................ 32,211 4,288,250
International Business Machines Corp. ...... 24,260 7,457,767
NEC Corp. ......................... 116,000 4,213,126
Nomura Research Institute Ltd. ........... 18,100 698,897
Obic Co. Ltd. ........................ 26,000 806,548
Otsuka Corp. ....................... 37,400 739,401
SCSK Corp. ........................ 17,500 643,066
Snowflake, Inc. , Class A
(c)
............... 3,182 874,668
VeriSign, Inc. ....................... 25,342 6,077,012
Wix.com Ltd.
(c)
....................... 10,888 1,584,639
36,810,957
Leisure Products — 0.1%
Hasbro, Inc. ........................ 59,897 4,570,740
YETI Holdings, Inc.
(c)
.................. 1,818 61,794
4,632,534
Life Sciences Tools & Services — 0.1%
Danaher Corp. ...................... 11,688 2,517,362
Eurofins Scientific SE .................. 3,330 234,863
Mettler-Toledo International, Inc.
(c)
.......... 702 994,236
QIAGEN NV ........................ 23,091 1,081,813
Sartorius Stedim Biotech ................ 989 236,539
Sotera Health Co.
(c)
................... 3,179 52,771
5,117,584
Machinery — 0.3%
Alfa Laval AB ....................... 15,218 723,277
Atlas Copco AB , Class A ................ 42,523 712,518
Dover Corp. ........................ 3,308 600,270
Flowserve Corp. ..................... 4,788 326,781
Illinois Tool Works, Inc. ................. 1,580 385,394
Kubota Corp. ....................... 60,800 787,188
Mitsubishi Heavy Industries Ltd. ........... 126,800 3,828,052
Otis Worldwide Corp. .................. 17,716 1,643,336
Parker-Hannifin Corp. .................. 994 768,193
Schindler Holding AG .................. 2,095 746,240
Techtronic Industries Co. Ltd. ............. 30,500 355,752
Toyota Industries Corp. ................. 4,800 521,770
Trelleborg AB , Class B ................. 8,223 343,164
Volvo AB , Class B .................... 11,592 317,563
12,059,498
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B ........... 498 1,023,852
Mitsui OSK Lines Ltd. .................. 18,000 534,809

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
Nippon Yusen KK ..................... 32,000 $ 1,105,067
2,663,728
Media — 0.4%
Charter Communications, Inc. , Class A
(c)
..... 8,559 2,001,437
Comcast Corp. , Class A ................ 252,403 7,025,637
DoubleVerify Holdings, Inc.
(c)
............. 3,107 35,358
Fox Corp. , Class B .................... 13,232 772,881
Informa plc ......................... 53,512 681,386
Interpublic Group of Cos., Inc. (The) ........ 7,969 204,485
Liberty Broadband Corp. , Class A
(c)
......... 358 19,149
News Corp. , Class B .................. 2,426 73,920
Publicis Groupe SA ................... 3,902 391,094
Trade Desk, Inc. (The) , Class A
(c)
.......... 38,766 1,949,154
WPP plc ........................... 13,380 50,559
13,205,060
Metals & Mining — 0.3%
Anglo American plc ................... 25,197 953,269
Anglogold Ashanti plc .................. 14,567 990,556
Antofagasta plc ...................... 12,120 444,833
ArcelorMittal SA ...................... 39,470 1,506,810
Fortescue Ltd. ....................... 141,230 1,964,118
Glencore plc ........................ 246,847 1,182,538
Nucor Corp. ........................ 24,238 3,636,912
Rio Tinto plc ........................ 14,660 1,056,840
Southern Copper Corp. ................. 1,914 265,663
thyssenkrupp AG ..................... 107,555 1,127,106
13,128,645
Multi-Utilities — 0.3%
Centrica plc ........................ 95,180 224,320
E.ON SE .......................... 240,480 4,474,463
Engie SA .......................... 132,519 3,102,662
National Grid plc ..................... 98,370 1,474,971
Veolia Environnement SA ............... 22,574 746,006
10,022,422
Office REITs — 0.0%
Gecina SA ......................... 1,657 153,987
Highwoods Properties, Inc. .............. 2,228 63,788
217,775
Oil, Gas & Consumable Fuels — 1.8%
BP plc ............................ 300,200 1,758,815
Canadian Natural Resources Ltd. .......... 81,844 2,618,331
Chevron Corp. ....................... 54,320 8,567,350
ConocoPhillips ...................... 8,776 779,835
Devon Energy Corp. ................... 67,827 2,203,699
ENEOS Holdings, Inc. ................. 667,600 4,211,701
Eni SpA ........................... 56,546 1,042,679
EOG Resources, Inc. .................. 2,610 276,242
Expand Energy Corp. .................. 25,346 2,618,495
Exxon Mobil Corp. .................... 98,806 11,299,454
HF Sinclair Corp. ..................... 8,136 419,818
Inpex Corp. ......................... 31,900 588,623
Kinder Morgan, Inc. ................... 286,867 7,513,047
Marathon Petroleum Corp. .............. 14,256 2,778,637
Matador Resources Co. ................ 939 37,053
ONEOK, Inc. ........................ 18,945 1,269,315
Ovintiv, Inc. ......................... 7,591 284,739
Phillips 66 .......................... 20,622 2,807,479
Repsol SA ......................... 16,670 305,884
Santos Ltd. ......................... 349,821 1,444,809
Shell plc ........................... 121,155 4,542,031
Suncor Energy, Inc. ................... 24,026 956,723
Targa Resources Corp. ................. 6,213 957,051
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE ..................... 42,288 $ 2,640,253
Valero Energy Corp. ................... 6,894 1,168,947
Var Energi ASA ...................... 91,150 306,254
Williams Cos., Inc. (The) ................ 43,177 2,498,653
Woodside Energy Group Ltd. ............. 52,756 854,935
66,750,852
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................. 8,320 724,755
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(c) (d)
................ 22,091 921,857
American Airlines Group, Inc.
(c)
............ 76,745 1,007,662
Delta Air Lines, Inc. ................... 63,074 3,619,186
Joby Aviation, Inc. , Class A
(c)
............. 22,143 383,960
Qantas Airways Ltd. ................... 133,529 889,590
Singapore Airlines Ltd. ................. 110,300 561,484
Southwest Airlines Co. ................. 48,878 1,481,003
United Airlines Holdings, Inc.
(c)
............ 22,741 2,138,564
11,003,306
Personal Care Products — 0.1%
Kao Corp. .......................... 27,300 1,155,326
L'Oreal SA ......................... 3,213 1,340,821
Unilever plc ......................... 44,033 2,642,173
5,138,320
Pharmaceuticals — 1.2%
AstraZeneca plc ..................... 44,106 7,275,225
Bristol-Myers Squibb Co. ................ 100,411 4,625,935
Daiichi Sankyo Co. Ltd. ................. 15,700 375,043
Eli Lilly & Co. ....................... 5,253 4,532,604
GSK plc ........................... 67,995 1,591,998
Haleon plc ......................... 83,811 389,741
Ipsen SA .......................... 1,672 234,968
Johnson & Johnson ................... 27,793 5,249,264
Novartis AG (Registered) ............... 41,150 5,092,793
Novo Nordisk A/S , Class B .............. 47,210 2,324,229
Otsuka Holdings Co. Ltd. ............... 11,700 636,761
Perrigo Co. plc ...................... 2,893 60,001
Pfizer, Inc. ......................... 328,033 8,086,013
Roche Holding AG .................... 748 253,769
Royalty Pharma plc , Class A ............. 8,377 314,473
Sanofi SA .......................... 21,718 2,197,055
Teva Pharmaceutical Industries Ltd. , ADR
(c)
... 20,067 410,972
Viatris, Inc. ......................... 26,237 271,815
43,922,659
Professional Services — 1.0%
Automatic Data Processing, Inc. ........... 16,986 4,421,456
Booz Allen Hamilton Holding Corp. ......... 32,023 2,791,125
Broadridge Financial Solutions, Inc. ........ 3,846 847,658
Bureau Veritas SA .................... 30,549 1,003,915
CACI International, Inc. , Class A
(c)
.......... 3,333 1,873,979
Clarivate plc
(c)
....................... 8,615 29,291
Computershare Ltd. ................... 19,525 466,444
Concentrix Corp. ..................... 993 40,028
Dayforce, Inc.
(c)
...................... 1,225 84,206
Equifax, Inc. ........................ 6,354 1,341,329
ExlService Holdings, Inc.
(c) (d)
............. 56,736 2,218,378
Experian plc ........................ 61,889 2,886,825
Genpact Ltd. ........................ 19,971 761,894
KBR, Inc. .......................... 7,528 322,499
Leidos Holdings, Inc. .................. 12,763 2,430,969
ManpowerGroup, Inc. .................. 1,007 30,875
Paylocity Holding Corp.
(c)
................ 2,190 309,381
Recruit Holdings Co. Ltd. ............... 99,300 4,924,086

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
RELX plc .......................... 24,252 $ 1,071,851
Robert Half, Inc. ..................... 2,949 77,234
SGS SA (Registered) .................. 25,626 2,889,841
SS&C Technologies Holdings, Inc. ......... 6,521 553,763
Thomson Reuters Corp. ................ 19,183 2,938,416
UL Solutions, Inc. , Class A ............... 3,495 272,156
Verisk Analytics, Inc. ................... 11,048 2,416,860
Wolters Kluwer NV .................... 18,497 2,267,465
39,271,924
Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. ................. 84,500 418,042
Daito Trust Construction Co. Ltd. .......... 28,500 532,838
Daiwa House Industry Co. Ltd. ............ 42,300 1,435,156
FirstService Corp. .................... 5,224 831,564
Henderson Land Development Co. Ltd. ...... 76,000 267,349
Howard Hughes Holdings, Inc.
(c)
........... 654 51,849
Hulic Co. Ltd. ....................... 25,400 262,417
Nomura Real Estate Holdings, Inc. ......... 172,600 985,697
Sun Hung Kai Properties Ltd. ............. 43,500 529,342
Tokyo Tatemono Co. Ltd. ................ 45,700 853,230
Tokyu Fudosan Holdings Corp. ............ 104,900 845,357
Vonovia SE ......................... 54,042 1,624,274
Zillow Group, Inc. , Class A
(c)
............. 987 70,600
8,707,715
Residential REITs — 0.1%
Camden Property Trust ................. 8,375 833,145
Invitation Homes, Inc. .................. 89,353 2,515,287
3,348,432
Retail REITs — 0.2%
Scentre Group ....................... 279,100 743,477
Simon Property Group, Inc. .............. 30,516 5,363,492
6,106,969
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.
(c)
........... 60,408 15,471,697
Analog Devices, Inc. ................... 28,962 6,780,873
Applied Materials, Inc. ................. 9,413 2,194,170
ARM Holdings plc , ADR
(c) (d)
.............. 21,940 3,725,851
ASML Holding NV .................... 13,006 13,751,370
Astera Labs, Inc.
(c)
.................... 2,956 551,826
Broadcom, Inc. ...................... 149,489 55,255,619
Credo Technology Group Holding Ltd.
(c)
...... 16,240 3,046,949
Infineon Technologies AG ............... 27,393 1,087,308
Intel Corp.
(c)
........................ 212,472 8,496,755
KLA Corp. .......................... 3,139 3,794,235
Lam Research Corp. .................. 36,575 5,759,099
Marvell Technology, Inc. ................ 52,866 4,955,659
Microchip Technology, Inc. ............... 27,292 1,703,567
Micron Technology, Inc. ................. 38,944 8,714,499
Monolithic Power Systems, Inc. ........... 763 766,815
Nova Ltd.
(c)
......................... 1,113 383,584
NVIDIA Corp. ....................... 767,033 155,316,512
Onto Innovation, Inc.
(c)
................. 11,753 1,586,185
QUALCOMM, Inc. .................... 47,365 8,568,329
Rambus, Inc.
(c)
...................... 11,227 1,154,585
Rigetti Computing, Inc.
(c)
................ 26,942 1,192,722
Skyworks Solutions, Inc. ................ 3,911 303,963
STMicroelectronics NV ................. 40,167 986,336
Texas Instruments, Inc. ................. 46,104 7,443,952
Tokyo Electron Ltd. ................... 14,900 3,285,008
316,277,468
Security
Shares
Shares Value
Software — 5.5%
Adobe, Inc.
(c)
........................ 25,834 $ 8,791,569
AppLovin Corp. , Class A
(c)
............... 4,529 2,886,468
BitMine Immersion Technologies, Inc.
(c)
...... 6,076 283,445
Check Point Software Technologies Ltd.
(c)
.... 10,776 2,108,648
Crowdstrike Holdings, Inc. , Class A
(c)
........ 1,781 967,101
CyberArk Software Ltd.
(c)
................ 1,498 780,128
Dassault Systemes SE ................. 19,548 556,292
Datadog, Inc. , Class A
(c)
................ 4,108 668,824
Elastic NV
(c)
........................ 39,588 3,532,041
Fair Isaac Corp.
(c)
..................... 482 799,893
Fortinet, Inc.
(c)
....................... 7,253 626,877
Guidewire Software, Inc.
(c)
............... 3,570 834,095
Intuit, Inc. .......................... 10,068 6,720,893
Microsoft Corp. ...................... 223,639 115,802,511
nCino, Inc.
(c)
........................ 1,780 47,490
Nutanix, Inc. , Class A
(c)
................. 9,804 698,437
Oracle Corp. ........................ 40,081 10,525,671
Oracle Corp. Japan ................... 3,100 285,789
Palantir Technologies, Inc. , Class A
(c)
........ 73,063 14,646,940
Palo Alto Networks, Inc.
(c)
............... 7,032 1,548,728
RingCentral, Inc. , Class A
(c)
.............. 1,754 52,830
Rubrik, Inc. , Class A
(c)
.................. 4,647 349,780
Sage Group plc (The) .................. 14,841 224,327
Salesforce, Inc. ...................... 30,296 7,889,381
SAP SE ........................... 38,234 9,943,613
ServiceNow, Inc.
(c)
.................... 4,683 4,304,988
Strategy, Inc. , Class A
(c)
................ 7,011 1,889,535
Temenos AG (Registered) ............... 3,880 366,342
Teradata Corp.
(c)
..................... 2,048 42,701
Workday, Inc. , Class A
(c)
................ 16,985 4,075,041
Xero Ltd.
(c)
......................... 40,664 3,847,028
Zscaler, Inc.
(c)
....................... 1,691 559,958
206,657,364
Specialized REITs — 0.6%
American Tower Corp. ................. 17,183 3,075,413
Crown Castle, Inc. .................... 3,936 355,106
CubeSmart ......................... 54,136 2,039,303
Digital Realty Trust, Inc. ................ 20,937 3,567,874
EPR Properties ...................... 1,596 78,236
Equinix, Inc. ........................ 8,577 7,256,228
Iron Mountain, Inc. .................... 44,616 4,593,217
Lamar Advertising Co. , Class A ........... 13,642 1,617,805
Millrose Properties, Inc. , Class A ........... 3,275 105,488
National Storage Affiliates Trust ........... 1,492 43,402
Rayonier, Inc. ....................... 3,300 72,831
22,804,903
Specialty Retail — 0.5%
AutoNation, Inc.
(c)
..................... 6,958 1,390,696
AutoZone, Inc.
(c)
..................... 549 2,017,262
Bath & Body Works, Inc. ................ 28,454 696,554
CarMax, Inc.
(c)
....................... 37,267 1,561,860
Carvana Co. , Class A
(c)
................. 11,263 3,452,560
Group 1 Automotive, Inc. ................ 550 218,647
Home Depot, Inc. (The) ................ 8,142 3,090,622
Industria de Diseno Textil SA ............. 6,540 361,141
JB Hi-Fi Ltd. ........................ 4,464 305,366
Lithia Motors, Inc. , Class A .............. 5,817 1,827,003
Lowe's Cos., Inc. ..................... 11,022 2,624,669
Wayfair, Inc. , Class A
(c)
................. 3,896 403,275
17,949,655
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. ......................... 460,170 124,416,163
Canon, Inc. ......................... 58,000 1,665,635

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc. , Class C ........... 26,921 $ 4,361,471
IonQ, Inc.
(c)
......................... 4,916 306,660
Logitech International SA (Registered) ....... 6,923 832,273
Sandisk Corp.
(c)
...................... 4,000 797,320
Super Micro Computer, Inc.
(c)
............. 10,287 534,512
132,914,034
Textiles, Apparel & Luxury Goods — 0.9%
adidas AG ......................... 21,058 3,981,697
Amer Sports, Inc.
(c) (d)
................... 120,042 3,748,912
Birkenstock Holding plc
(c)
................ 7,931 316,526
Cie Financiere Richemont SA (Registered) .... 26,697 5,280,819
Hermes International SCA ............... 855 2,115,664
Lululemon Athletica, Inc.
(c)
............... 13,894 2,369,483
LVMH Moet Hennessy Louis Vuitton SE ...... 7,717 5,454,555
NIKE, Inc. , Class B ................... 57,709 3,727,424
On Holding AG , Class A
(c)
............... 55,842 2,074,530
Pandora A/S ........................ 2,446 327,296
Ralph Lauren Corp. , Class A ............. 3,706 1,184,660
Tapestry, Inc. ........................ 30,599 3,360,382
Under Armour, Inc. , Class A
(c)
............. 3,982 18,357
Under Armour, Inc. , Class C
(c)
............ 4,085 18,137
33,978,442
Tobacco — 1.0%
Altria Group, Inc. ..................... 238,589 13,451,648
British American Tobacco plc ............. 87,034 4,457,494
Imperial Brands plc ................... 56,701 2,252,977
Japan Tobacco, Inc. ................... 141,900 4,942,789
Philip Morris International, Inc. ............ 95,258 13,748,587
38,853,495
Trading Companies & Distributors — 0.4%
AerCap Holdings NV .................. 62,426 8,130,362
Air Lease Corp. , Class A ................ 3,227 206,076
Ashtead Group plc .................... 17,651 1,178,996
Bunzl plc .......................... 4,065 123,567
Ferguson Enterprises, Inc. ............... 9,806 2,436,791
Mitsui & Co. Ltd. ..................... 24,300 597,577
MSC Industrial Direct Co., Inc. , Class A ...... 980 83,212
Sumitomo Corp. ..................... 84,100 2,446,548
15,203,129
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
..................... 9,660 262,377
Transurban Group
(f)
................... 132,316 1,251,933
1,514,310
Water Utilities — 0.0%
Essential Utilities, Inc. .................. 2,243 87,544
Severn Trent plc ..................... 10,850 396,622
United Utilities Group plc ................ 26,318 415,206
899,372
Wireless Telecommunication Services — 0.3%
KDDI Corp. ......................... 71,600 1,141,330
SoftBank Corp. ...................... 3,840,400 5,457,204
SoftBank Group Corp. ................. 21,900 3,842,764
10,441,298
Total Common Stocks — 67 .6%
(Cost: $ 1,877,648,069 ) ............................ 2,545,624,890
Security
Beneficial Interest
(000) Value
Other Interests
(g)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Inc. ........... USD 190 $ —
Lehman Brothers Holdings, Inc., Capital Trust VII 110 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 12,105 980,661
Total Preferred Securities — 0.0%
(Cost: $ 1,002,829 ) ............................... 980,661
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (i)
.......... 1,004 783
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(c) (i)
..... 15,344 8,132
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (i)
................ 843 1,948
Total Rights — 0.0%
(Cost: $ 9,695 ) .................................. 10,863
Total Long-Term Investments — 67.6%
(Cost: $ 1,878,868,824 ) ............................ 2,546,616,414
Short-Term Securities
Money Market Funds — 4.5%
(j)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(l)
.................... 7,663,591 7,667,422
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.94% ..................... 160,185,144 160,185,144
Total Money Market Funds — 4 .5%
(Cost: $ 167,852,464 ) .............................. 167,852,566
Par (000)
Pa r (000)
U.S. Treasury Obligations — 12.7%
U.S. Treasury Bills
(m)
4.07% , 11/04/25 ................... 23,605 23,602,594
4.04% , 11/18/25 ................... 101,800 101,635,805
4.00% , 11/25/25 ................... 248,712 248,122,628
0.00% , 12/02/25 ................... 23,500 23,426,615
3.92% , 12/23/25 ................... 83,272 82,823,668
Total U.S. Treasury Obligations — 12 .7%
(Cost: $ 479,486,922 ) .............................. 479,611,310
Total Short-Term Securities — 17.2%
(Cost: $ 647,339,386 ) .............................. 647,463,876
Total Investments — 84 .8%
(Cost: $ 2,526,208,210 ) ............................ 3,194,080,290
Other Assets Less Liabilities — 15.2% ................... 573,950,802
Net Assets — 100.0% ...............................
$ 3,768,031,092

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 264,167 $ 7,403,404
(a)
$ — $ (226) $ 77 $ 7,667,422 7,663,591 $ 4,966
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 120,489,795 39,695,349
(a)
— — — 160,185,144 160,185,144 2,358,739 —
$ (226) $ 77 $ 167,852,566 $ 2,363,705 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 1,528 11/21/25 $ 282,183 $ 5,641,472
Euro-OAT ............................................................... 1,432 12/08/25 202,313 1,796,410
TOPIX Index ............................................................. 1,002 12/11/25 216,485 13,767,737
DAX Index .............................................................. 8 12/19/25 5,553 (43,740)
FTSE 100 Index ........................................................... 1,421 12/19/25 182,260 4,013,314
FTSE/MIB Index ........................................................... 906 12/19/25 223,783 1,876,949
MSCI EAFE Index ......................................................... 495 12/19/25 69,476 806,420
S&P 500 E-Mini Index ....................................................... 273 12/19/25 93,830 3,024,373
U.S. Treasury 10-Year Note ................................................... 20,635 12/19/25 2,326,274 (9,421,550)
WIG20 Index ............................................................. 4,124 12/19/25 67,309 3,382,207
Long Gilt ................................................................ 3,292 12/29/25 404,878 3,787,025
28,630,617
Short Contracts
CAC 40 Index ............................................................ 1,448 11/21/25 135,926 821,962
OMX Stockholm 30 Index .................................................... 8,579 11/21/25 249,497 (2,374,270)
IFSC NIFTY 50 Index ....................................................... 791 11/25/25 40,948 244,828
MSCI Singapore Index ...................................................... 442 11/27/25 15,136 20,667
Euro-BTP ............................................................... 3,241 12/08/25 453,631 (6,152,574)
Euro-Bund .............................................................. 9,426 12/08/25 1,405,807 (538,474)
Euro-Buxl ............................................................... 348 12/08/25 46,578 (1,819,813)
TOPIX Index ............................................................. 748 12/11/25 161,607 (6,009,609)
Australia 10-Year Bond ...................................................... 906 12/15/25 67,349 292,939
Japan 10-Year Bond ........................................................ 503 12/15/25 444,021 2,652,071
Canada 10-Year Bond ....................................................... 15,074 12/18/25 1,319,371 (6,897,226)
FTSE/JSE Top 40 Index ..................................................... 668 12/18/25 39,626 509,973
S&P/TSX 60 Index ......................................................... 155 12/18/25 39,378 (86,267)
SPI 200 Index ............................................................ 1,708 12/18/25 248,430 3,196,003
EURO STOXX 50 Index ..................................................... 1,100 12/19/25 71,878 (24,796)
MSCI EAFE Index ......................................................... 4,546 12/19/25 638,054 (7,293,207)
Nasdaq-100 E-Mini Index ..................................................... 425 12/19/25 221,034 (14,888,829)
S&P 500 E-Mini Index ....................................................... 3,305 12/19/25 1,135,929 (28,272,256)
U.S. Treasury Ultra Bond ..................................................... 4,766 12/19/25 578,622 (18,268,279)
SET50 Index ............................................................. 1,652 12/29/25 8,691 4,645
U.S. Treasury 2-Year Note .................................................... 209 12/31/25 43,531 (3,096)
U.S. Treasury 5-Year Note .................................................... 86 12/31/25 9,396 (1,162)
(84,886,770)
$ (56,256,153)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 112,873,627 USD 73,261,756 Deutsche Bank AG 12/17/25 $ 626,806
AUD 23,786,000 USD 15,459,630 HSBC Bank plc 12/17/25 110,999
BRL 170,964,000 USD 30,732,615 HSBC Bank plc 12/17/25 715,508
CLP 31,491,524,000 USD 32,449,097 Goldman Sachs International 12/17/25 967,157
MXN 23,080,000 USD 1,223,631 Toronto Dominion Bank 12/17/25 12,972
USD 11,435,300 AUD 17,352,000 Morgan Stanley & Co. International plc 12/17/25 76,452
USD 15,846,205 CAD 22,113,000 Goldman Sachs International 12/17/25 43,980
USD 20,892,760 CAD 28,768,000 Morgan Stanley & Co. International plc 12/17/25 334,789
USD 1,019,815 CHF 801,000 Credit Agricole Corporate & Investment Bank SA 12/17/25 19,307
USD 6,085,483 EUR 5,240,000 BNP Paribas SA 12/17/25 30,555
USD 16,444,385 EUR 13,915,000 Goldman Sachs International 12/17/25 365,317
USD 23,266,000 EUR 19,556,000 Morgan Stanley & Co. International plc 12/17/25 668,640
USD 4,850,291 GBP 3,583,000 HSBC Bank plc 12/17/25 143,050

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 82,071 INR 7,270,000 Goldman Sachs International 12/17/25 $ 373
USD 14,095,836 JPY 2,060,628,000 Goldman Sachs International 12/17/25 665,007
USD 7,411,910 JPY 1,083,556,000 Toronto Dominion Bank 12/17/25 349,473
USD 5,856,311 JPY 885,421,000 UBS AG 12/17/25 85,285
USD 1,554,938 PLN 5,634,000 Canadian Imperial Bank of Commerce 12/17/25 29,951
USD 5,209,628 SEK 49,077,000 BNP Paribas SA 12/17/25 30,141
USD 1,700,232 SEK 15,844,000 Morgan Stanley & Co. International plc 12/17/25 28,088
USD 1,767,921 SGD 2,253,000 Toronto Dominion Bank 12/17/25 31,204
USD 42,388,283 THB 1,331,310,000 Bank of America NA 12/17/25 1,070,885
6,405,939
AUD 202,656,713 USD 133,554,645 Morgan Stanley & Co. International plc 12/17/25 (892,892)
CAD 181,421,177 USD 131,757,131 Morgan Stanley & Co. International plc 12/17/25 (2,111,296)
CAD 21,301,000 USD 15,329,641 State Street Bank and Trust Co. 12/17/25 (107,681)
CHF 9,045,000 USD 11,515,806 HSBC Bank plc 12/17/25 (217,937)
EUR 11,053,000 USD 12,830,463 Citibank NA 12/17/25 (58,495)
EUR 15,081,000 USD 17,838,659 Credit Agricole Corporate & Investment Bank SA 12/17/25 (412,254)
EUR 151,955,471 USD 179,577,025 Goldman Sachs International 12/17/25 (3,989,358)
EUR 19,597,000 USD 23,188,209 JPMorgan Chase Bank NA 12/17/25 (543,473)
EUR 113,365,471 USD 133,650,737 State Street Bank and Trust Co. 12/17/25 (2,654,607)
GBP 12,401,000 USD 16,786,686 State Street Bank and Trust Co. 12/17/25 (494,612)
JPY 3,348,875,000 EUR 19,021,174 BNP Paribas SA 12/17/25 (151,950)
JPY 41,277,393,710 EUR 239,028,732 Goldman Sachs International 12/17/25 (7,163,449)
JPY 42,080,976,900 USD 287,767,152 Goldman Sachs International 12/17/25 (13,490,372)
JPY 2,796,965,000 USD 18,470,631 Morgan Stanley & Co. International plc 12/17/25 (240,480)
KRW 16,945,209,000 USD 12,276,762 JPMorgan Chase Bank NA 12/17/25 (397,289)
NOK 14,638,000 USD 1,462,901 HSBC Bank plc 12/17/25 (17,859)
NZD 1,549,000 USD 921,811 State Street Bank and Trust Co. 12/17/25 (33,739)
SEK 128,325,000 USD 13,768,931 State Street Bank and Trust Co. 12/17/25 (225,770)
SGD 7,308,000 USD 5,734,233 State Street Bank and Trust Co. 12/17/25 (100,886)
USD 18,048,053 CLP 17,438,029,000 Bank of America NA 12/17/25 (455,771)
USD 6,455,688 MXN 121,741,000 Citibank NA 12/17/25 (67,072)
USD 328,736 ZAR 5,791,000 Goldman Sachs International 12/17/25 (4,274)
(33,831,516)
$ (27,425,577)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 74,634 $ 5,765,049 $ 5,639,662 $ 125,387
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1 .00 Quarterly 12/20/30 BBB+ USD 373,168 8,650,991 8,242,648 408,343
$ 14,416,040 $ 13,882,310 $ 533,730
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
13.01% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 90,000 $ 3,702 $ — $ 3,702
12.94% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 262,000 112,699 — 112,699
1-day MXIBTIIE Monthly 7.31% Monthly 03/18/26
(a)
03/12/31 MXN 710,000 — — —
1-day MXIBTIIE Monthly 7.42% Monthly 03/18/26
(a)
03/12/31 MXN 3,792,000 591,351 — 591,351
1-day THOR Quarterly 1.20% Quarterly 03/18/26
(a)
03/18/31 THB 1,723,710 (309,455) — (309,455)
1-day THOR Quarterly 1.22% Quarterly 03/18/26
(a)
03/18/31 THB 329,000 (50,192) — (50,192)
1-day THOR Quarterly 1.23% Quarterly 03/18/26
(a)
03/18/31 THB 1,638,290 (232,314) — (232,314)
1-day THOR Quarterly 1.23% Quarterly 03/18/26
(a)
03/18/31 THB 2,425,850 (348,281) — (348,281)
1-day THOR Quarterly 1.23% Quarterly 03/18/26
(a)
03/18/31 THB 4,505,150 (626,557) — (626,557)
1-day THOR Quarterly 1.24% Quarterly 03/18/26
(a)
03/18/31 THB 2,524,000 (322,665) — (322,665)
1-day THOR Quarterly 1.25% Quarterly 03/18/26
(a)
03/18/31 THB 4,334,792 (446,994) — (446,994)
1-day THOR Quarterly 1.25% Quarterly 03/18/26
(a)
03/18/31 THB 4,228,208 (448,673) — (448,673)
1-day THOR Quarterly 1.27% Quarterly 03/18/26
(a)
03/18/31 THB 576,000 (46,019) — (46,019)
1-day THOR Quarterly 1.27% Quarterly 03/18/26
(a)
03/18/31 THB 576,000 (43,603) — (43,603)
1-day THOR Quarterly 1.32% Quarterly 03/18/26
(a)
03/18/31 THB 2,029,000 6,611 — 6,611
1-day THOR Quarterly 1.33% Quarterly 03/18/26
(a)
03/18/31 THB 840,000 — — —
1-day SORA Semi-Annual 1.45% Semi-Annual 03/18/26
(a)
03/18/31 SGD 69,000 (354,506) — (354,506)
1-day SORA Semi-Annual 1.48% Semi-Annual 03/18/26
(a)
03/18/31 SGD 655,444 (2,656,810) — (2,656,810)
1-day SORA Semi-Annual 1.55% Semi-Annual 03/18/26
(a)
03/18/31 SGD 23,000 (33,206) — (33,206)
1-day SORA Semi-Annual 1.57% Semi-Annual 03/18/26
(a)
03/18/31 SGD 10,000 (8,556) — (8,556)
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 03/18/26
(a)
03/18/31 CNY 1,098,000 614,254 — 614,254
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly 03/18/26
(a)
03/18/31 CNY 339,000 212,293 — 212,293
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly 03/18/26
(a)
03/18/31 CNY 122,000 74,770 — 74,770
1-week
CNREPOFIX_
CFXS Quarterly 1.66% Quarterly 03/18/26
(a)
03/18/31 CNY 513,000 347,816 — 347,816
1-week
CNREPOFIX_
CFXS Quarterly 1.66% Quarterly 03/18/26
(a)
03/18/31 CNY 355,000 234,170 — 234,170
1-week
CNREPOFIX_
CFXS Quarterly 1.66% Quarterly 03/18/26
(a)
03/18/31 CNY 368,000 245,203 — 245,203
1-week
CNREPOFIX_
CFXS Quarterly 1.66% Quarterly 03/18/26
(a)
03/18/31 CNY 181,000 115,766 — 115,766
1-week
CNREPOFIX_
CFXS Quarterly 1.67% Quarterly 03/18/26
(a)
03/18/31 CNY 2,111,000 1,548,878 — 1,548,878
1-week
CNREPOFIX_
CFXS Quarterly 1.69% Quarterly 03/18/26
(a)
03/18/31 CNY 712,000 626,618 — 626,618
3-mo. STIBOR Quarterly 2.32% Annual 03/18/26
(a)
03/18/31 SEK 188,000 (97,682) 8,044 (105,726)
3-mo. STIBOR Quarterly 2.37% Annual 03/18/26
(a)
03/18/31 SEK 247,000 (69,416) 34,791 (104,207)
3-mo. STIBOR Quarterly 2.38% Annual 03/18/26
(a)
03/18/31 SEK 1,724,000 (374,723) 179,332 (554,055)
3-mo. STIBOR Quarterly 2.40% Annual 03/18/26
(a)
03/18/31 SEK 1,249,000 (136,882) 100,070 (236,952)
6-mo. EURIBOR Semi-Annual 2.41% Annual 03/18/26
(a)
03/18/31 EUR 43,000 94,836 20,938 73,898
6-mo. EURIBOR Semi-Annual 2.41% Annual 03/18/26
(a)
03/18/31 EUR 614,000 1,122,860 532,707 590,153
3-mo. STIBOR Quarterly 2.41% Annual 03/18/26
(a)
03/18/31 SEK 165,000 — — —
6-mo. EURIBOR Semi-Annual 2.41% Annual 03/18/26
(a)
03/18/31 EUR 26,000 50,346 (47,468) 97,814
3-mo. STIBOR Quarterly 2.41% Annual 03/18/26
(a)
03/18/31 SEK 440,000 (22,789) — (22,789)
3-mo. STIBOR Quarterly 2.42% Annual 03/18/26
(a)
03/18/31 SEK 159,000 (1,225) — (1,225)
3-mo. STIBOR Quarterly 2.42% Annual 03/18/26
(a)
03/18/31 SEK 331,000 (5,469) (27,283) 21,814
3-mo. STIBOR Quarterly 2.42% Annual 03/18/26
(a)
03/18/31 SEK 507,000 (17,567) — (17,567)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. STIBOR Quarterly 2.43% Annual 03/18/26
(a)
03/18/31 SEK 361,000 $ 13,486 $ 2,950 $ 10,536
3-mo. STIBOR Quarterly 2.44% Annual 03/18/26
(a)
03/18/31 SEK 873,000 74,521 — 74,521
3-mo. STIBOR Quarterly 2.45% Annual 03/18/26
(a)
03/18/31 SEK 256,000 37,527 15,237 22,290
6-mo. EURIBOR Semi-Annual 2.45% Annual 03/18/26
(a)
03/18/31 EUR 20,000 88,026 — 88,026
3-mo. STIBOR Quarterly 2.45% Annual 03/18/26
(a)
03/18/31 SEK 230,000 29,998 54,963 (24,965)
6-mo. EURIBOR Semi-Annual 2.46% Annual 03/18/26
(a)
03/18/31 EUR 32,000 146,352 (9,618) 155,970
3-mo. STIBOR Quarterly 2.46% Annual 03/18/26
(a)
03/18/31 SEK 518,000 102,576 — 102,576
3-mo. STIBOR Quarterly 2.47% Annual 03/18/26
(a)
03/18/31 SEK 462,000 102,802 — 102,802
6-mo. EURIBOR Semi-Annual 2.50% Annual 03/18/26
(a)
03/18/31 EUR 37,000 250,463 — 250,463
3-mo. CD_KSDA Quarterly 2.62% Quarterly 03/18/26
(a)
03/18/31 KRW 2,680,000 (17,045) — (17,045)
3-mo. CD_KSDA Quarterly 2.66% Quarterly 03/18/26
(a)
03/18/31 KRW 10,301,000 (53,420) — (53,420)
3-mo. CD_KSDA Quarterly 2.66% Quarterly 03/18/26
(a)
03/18/31 KRW 70,010,000 (349,324) — (349,324)
3-mo. CD_KSDA Quarterly 2.67% Quarterly 03/18/26
(a)
03/18/31 KRW 215,750,000 (1,058,165) — (1,058,165)
3-mo. CD_KSDA Quarterly 2.68% Quarterly 03/18/26
(a)
03/18/31 KRW 183,918,500 (791,363) — (791,363)
3-mo. CD_KSDA Quarterly 2.69% Quarterly 03/18/26
(a)
03/18/31 KRW 38,954,000 (158,693) — (158,693)
3-mo. CD_KSDA Quarterly 2.79% Quarterly 03/18/26
(a)
03/18/31 KRW 65,169,000 (45,951) — (45,951)
3-mo. CD_KSDA Quarterly 2.83% Quarterly 03/18/26
(a)
03/18/31 KRW 40,748,000 — — —
6-mo. PRIBOR Semi-Annual 3.76% Annual 03/18/26
(a)
03/18/31 CZK 488,000 (192,395) — (192,395)
6-mo. PRIBOR Semi-Annual 3.77% Annual 03/18/26
(a)
03/18/31 CZK 735,000 (263,686) — (263,686)
6-mo. PRIBOR Semi-Annual 3.79% Annual 03/18/26
(a)
03/18/31 CZK 195,000 (64,714) — (64,714)
6-mo. PRIBOR Semi-Annual 3.80% Annual 03/18/26
(a)
03/18/31 CZK 477,000 (147,012) — (147,012)
6-mo. PRIBOR Semi-Annual 3.82% Annual 03/18/26
(a)
03/18/31 CZK 1,292,000 (319,815) — (319,815)
6-mo. PRIBOR Semi-Annual 3.91% Annual 03/18/26
(a)
03/18/31 CZK 245,000 (13,315) — (13,315)
6-mo. PRIBOR Semi-Annual 3.92% Annual 03/18/26
(a)
03/18/31 CZK 236,000 (11,049) — (11,049)
6-mo. PRIBOR Semi-Annual 3.94% Annual 03/18/26
(a)
03/18/31 CZK 367,000 582 — 582
6-mo. WIBOR Semi-Annual 3.98% Annual 03/18/26
(a)
03/18/31 PLN 66,000 (18,887) — (18,887)
6-mo. WIBOR Semi-Annual 3.98% Annual 03/18/26
(a)
03/18/31 PLN 34,000 (9,931) — (9,931)
6-mo. WIBOR Semi-Annual 3.99% Annual 03/18/26
(a)
03/18/31 PLN 154,000 (26,790) — (26,790)
6-mo. WIBOR Semi-Annual 4.00% Annual 03/18/26
(a)
03/18/31 PLN 164,000 (20,781) — (20,781)
6-mo. WIBOR Semi-Annual 4.02% Annual 03/18/26
(a)
03/18/31 PLN 145,000 15,881 — 15,881
6-mo. WIBOR Semi-Annual 4.02% Annual 03/18/26
(a)
03/18/31 PLN 186,000 34,652 — 34,652
6-mo. WIBOR Semi-Annual 4.02% Annual 03/18/26
(a)
03/18/31 PLN 279,000 40,444 — 40,444
6-mo. WIBOR Semi-Annual 4.03% Annual 03/18/26
(a)
03/18/31 PLN 109,000 28,675 — 28,675
6-mo. WIBOR Semi-Annual 4.06% Annual 03/18/26
(a)
03/18/31 PLN 76,000 45,130 — 45,130
6-mo. WIBOR Semi-Annual 4.06% Annual 03/18/26
(a)
03/18/31 PLN 115,000 78,476 — 78,476
6-mo. WIBOR Semi-Annual 4.08% Annual 03/18/26
(a)
03/18/31 PLN 102,000 93,098 — 93,098
6-mo. WIBOR Semi-Annual 4.10% Annual 03/18/26
(a)
03/18/31 PLN 75,000 79,085 — 79,085
6-mo. WIBOR Semi-Annual 4.12% Annual 03/18/26
(a)
03/18/31 PLN 50,000 64,535 — 64,535
6-mo. WIBOR Semi-Annual 4.13% Annual 03/18/26
(a)
03/18/31 PLN 801,000 1,156,854 — 1,156,854
6-mo. WIBOR Semi-Annual 4.13% Annual 03/18/26
(a)
03/18/31 PLN 109,000 154,850 — 154,850
6-mo. WIBOR Semi-Annual 4.14% Annual 03/18/26
(a)
03/18/31 PLN 36,000 57,096 — 57,096
6-mo. WIBOR Semi-Annual 4.16% Annual 03/18/26
(a)
03/18/31 PLN 37,000 65,238 — 65,238
6-mo. WIBOR Semi-Annual 4.16% Annual 03/18/26
(a)
03/18/31 PLN 105,000 188,855 — 188,855
6-mo. WIBOR Semi-Annual 4.18% Annual 03/18/26
(a)
03/18/31 PLN 111,000 231,769 — 231,769
1-day MIBOR Semi-Annual 5.62% Semi-Annual 03/18/26
(a)
03/18/31 INR 22,158,000 (834,302) — (834,302)
1-day MIBOR Semi-Annual 5.68% Semi-Annual 03/18/26
(a)
03/18/31 INR 654,000 (6,609) — (6,609)
1-day MIBOR Semi-Annual 5.68% Semi-Annual 03/18/26
(a)
03/18/31 INR 8,875,000 (107,919) — (107,919)
1-day MIBOR Semi-Annual 5.69% Semi-Annual 03/18/26
(a)
03/18/31 INR 5,375,000 (31,481) — (31,481)
1-day MIBOR Semi-Annual 5.74% Semi-Annual 03/18/26
(a)
03/18/31 INR 1,406,000 27,017 — 27,017
1-day MIBOR Semi-Annual 5.74% Semi-Annual 03/18/26
(a)
03/18/31 INR 28,569,000 526,289 — 526,289
1-day MIBOR Semi-Annual 5.76% Semi-Annual 03/18/26
(a)
03/18/31 INR 846,000 21,747 — 21,747
1-day MIBOR Semi-Annual 5.76% Semi-Annual 03/18/26
(a)
03/18/31 INR 846,000 24,275 — 24,275
2.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 79,000 (107,436) 15,901 (123,337)
2.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 26,000 (32,775) (27,483) (5,292)
2.59% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 122,000 (226,536) (103,984) (122,552)
2.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 102,000 (145,472) 67,219 (212,691)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.14% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 5,000 $ 1,710 $ (1,849) $ 3,559
0.20% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 21,000 (72,395) — (72,395)
0.22% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 14,000 (61,482) — (61,482)
0.24% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 2,000 (11,301) — (11,301)
0.21% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 74,000 (282,122) (58,786) (223,336)
3.58% Annual 1-day SHIRON Annual 03/18/26
(a)
03/18/31 ILS 77,000 (23,545) — (23,545)
3.78% Annual 1-day SHIRON Annual 03/18/26
(a)
03/18/31 ILS 78,000 (236,446) — (236,446)
3.75% Annual 1-day SHIRON Annual 03/18/26
(a)
03/18/31 ILS 498,000 (1,333,161) — (1,333,161)
3.16% Annual 1-day SOFR Annual 03/18/26
(a)
03/18/31 USD 73,000 721,360 (11,668) 733,028
3.27% Annual 1-day SOFR Annual 03/18/26
(a)
03/18/31 USD 192,000 966,909 3,547 963,362
3.34% Annual 1-day SOFR Annual 03/18/26
(a)
03/18/31 USD 111,000 223,757 223,757 —
3.88% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 85,000 (1,321,447) — (1,321,447)
3.87% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 778,000 (11,676,949) (1,662,763) (10,014,186)
3.87% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 35,000 (527,357) (5,194) (522,163)
3.88% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 77,000 (1,185,829) — (1,185,829)
3.89% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 45,000 (721,936) — (721,936)
3.86% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 9,000 (128,771) (176) (128,595)
2.86% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 451,000 136,899 — 136,899
2.86% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 1,049,000 367,253 — 367,253
3.00% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 78,970 (38,765) — (38,765)
2.95% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 70,030 (13,343) — (13,343)
2.91% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 479,000 6,278 — 6,278
2.89% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 333,000 43,571 — 43,571
2.87% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 223,000 60,658 — 60,658
2.83% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 216,000 111,303 — 111,303
2.97% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 107,404 (36,593) — (36,593)
2.84% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 25,740 11,485 — 11,485
2.93% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 80,596 (8,094) — (8,094)
2.84% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 51,429 24,029 — 24,029
2.83% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 21,831 11,577 — 11,577
2.90% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 258,000 18,105 — 18,105
2.96% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 175,000 (49,111) — (49,111)
2.84% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 486,000 223,573 — 223,573
2.82% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 263,000 143,421 — 143,421
2.98% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 254,000 (94,168) — (94,168)
2.96% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 195,000 (55,310) — (55,310)
2.82% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 232,000 132,787 — 132,787
6.90% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 179,000 31,136 — 31,136
7.13% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 454,000 (165,886) — (165,886)
7.10% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 735,000 (224,709) — (224,709)
7.13% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 2,260,800 (831,463) — (831,463)
6.91% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 1,834,500 301,591 — 301,591
6.90% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 1,580,500 286,236 — 286,236
7.14% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 730,000 (292,864) — (292,864)
7.17% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 1,075,000 (497,973) — (497,973)
7.23% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 2,053,320 (1,252,517) — (1,252,517)
7.12% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 2,449,200 (821,846) — (821,846)
6.98% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 460,000 — — —
1.70% Quarterly 3-mo. TWCPBA Quarterly 03/18/26
(a)
03/18/31 TWD 227,000 4,268 — 4,268
1.71% Quarterly 3-mo. TWCPBA Quarterly 03/18/26
(a)
03/18/31 TWD 921,230 4,201 — 4,201
1.71% Quarterly 3-mo. TWCPBA Quarterly 03/18/26
(a)
03/18/31 TWD 1,081,444 (203) — (203)
1.66% Quarterly 3-mo. TWCPBA Quarterly 03/18/26
(a)
03/18/31 TWD 1,055,000 79,111 — 79,111
1.68% Quarterly 3-mo. TWCPBA Quarterly 03/18/26
(a)
03/18/31 TWD 556,327 28,510 — 28,510
1.79% Quarterly 3-mo. TWCPBA Quarterly 03/18/26
(a)
03/18/31 TWD 676,000 (85,715) — (85,715)
1.62% Quarterly 3-mo. TWCPBA Quarterly 03/18/26
(a)
03/18/31 TWD 90,000 12,945 — 12,945
3.99% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 56,250 — — —
4.00% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 93,750 — — —
3.98% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 43,000 26,427 — 26,427
3.96% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 60,000 79,122 — 79,122
3.96% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 46,345 49,558 — 49,558

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.96% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 26,000 $ 28,184 $ — $ 28,184
3.96% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 37,142 45,166 — 45,166
$ (19,796,149) $ (696,816) $ (19,099,333)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.12% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 15,000 $ (86,855) $ — $ (86,855)
14.20% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 164,000 (1,038,477) — (1,038,477)
14.32% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 190,000 (1,366,912) — (1,366,912)
14.38% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 87,000 (692,287) — (692,287)
14.43% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 208,000 (1,694,339) — (1,694,339)
14.45% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 400,000 (3,460,780) — (3,460,780)
14.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 173,000 (1,453,249) — (1,453,249)
14.48% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 132,000 (1,121,057) — (1,121,057)
14.63% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 163,000 (1,619,237) — (1,619,237)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 177,000 (1,812,977) — (1,812,977)
14.69% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 254,000 (2,641,977) — (2,641,977)
14.87% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 49,000 (574,312) — (574,312)
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 118,000 (1,505,979) — (1,505,979)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 216,000 (2,811,332) — (2,811,332)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 116,000 (1,534,439) — (1,534,439)
15.12% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 5,000 (70,968) — (70,968)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 138,000 (2,090,779) — (2,090,779)
$ (25,575,956) $ — $ (25,575,956)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures
November 2025 ........ TWD 170,035,699 Citibank NA 11/19/25 TWD 170,036 $ 17,706 $ — $ 17,706
Taiwan Capitalization Weighted
Stock Index Futures
November 2025 ........ TWD 1,386,586,159 Citibank NA 11/19/25 TWD 1,386,586 395,883 — 395,883
Taiwan Capitalization Weighted
Stock Index Futures
November 2025 ........ TWD 596,967,708 Citibank NA 11/19/25 TWD 596,968 371,956 — 371,956
Taiwan Capitalization Weighted
Stock Index Futures
November 2025 ........ TWD 498,835,637 Citibank NA 11/19/25 TWD 498,836 604,742 — 604,742
Taiwan Capitalization Weighted
Stock Index Futures
November 2025 ........ TWD 1,281,089,194 Citibank NA 11/19/25 TWD 1,281,089 1,238,177 — 1,238,177
Taiwan Capitalization Weighted
Stock Index Futures
November 2025 ........ TWD 1,149,526,264 Citibank NA 11/19/25 TWD 1,149,526 2,003,570 — 2,003,570
KOSPI 200 Index Futures
December 2025 ........ KRW (87,235,083,850) Merrill Lynch International & Co. 12/11/25 KRW 87,235,084 (20,554,828) — (20,554,828)
BOVESPA Index Futures
December 2025 ........ BRL (983,386,992) Merrill Lynch International & Co. 12/17/25 BRL 983,387 (8,872,351) — (8,872,351)
Mexican Bolsa Index Futures
December 2025 ........ MXN (454,174,797) Merrill Lynch International & Co. 12/19/25 MXN 454,175 (243,707) — (243,707)
Mexican Bolsa Index Futures
December 2025 ........ MXN (297,719,156) Merrill Lynch International & Co. 12/19/25 MXN 297,719 (86,032) — (86,032)
Mexican Bolsa Index Futures
December 2025 ........ MXN (865,224,960) Merrill Lynch International & Co. 12/19/25 MXN 865,225 (275,455) — (275,455)
Swiss Market Index Futures
December 2025 ........ CHF (7,263,545) HSBC Bank plc 12/19/25 CHF 7,264 186,921 — 186,921
Swiss Market Index Futures
December 2025 ........ CHF (4,805,251) HSBC Bank plc 12/19/25 CHF 4,805 (124,695) — (124,695)
Swiss Market Index Futures
December 2025 ........ CHF (9,348,908) HSBC Bank plc 12/19/25 CHF 9,349 (269,664) — (269,664)
Swiss Market Index Futures
December 2025 ........ CHF (62,608,252) HSBC Bank plc 12/19/25 CHF 62,608 (380,327) — (380,327)
Swiss Market Index Futures
December 2025 ........ CHF (10,225,126) HSBC Bank plc 12/19/25 CHF 10,225 (95,227) — (95,227)
$ (26,083,331) $ — $ (26,083,331)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.50% Quarterly
Merrill Lynch International
& Co. 11/24/25 USD 487,547 $ (27,129,306) $ — $ (27,129,306)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/26 USD 7,876 (423,319) — (423,319)
$ (27,552,625) $ — $ (27,552,625)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .69
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 7 .61
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .35
1-day SARON ........................................ Swiss Average Rate Overnight ( 0 .05 )
1-day SHIRON ....................................... Shekel Overnight Risk Free Rate 4 .50
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .20
1-day SONIA ......................................... Sterling Overnight Index Average 3 .97
1-day SORA ......................................... Singapore Overnight Rate Average 1 .35
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .49
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .55
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3 .55
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .97
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 1 .94
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 3 .88
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .14
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .54
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .20
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 15,141,766 $ (1,956,272) $ 13,760,615 $ (32,326,218)
OTC Swaps ................................................................... — — 4,818,955 (84,030,867)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 37,310,550 $ — $ 8,528,445 $ — $ 45,838,995
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,405,939 — — 6,405,939
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 533,730 — — 13,226,885 — 13,760,615
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 4,818,955 — — — 4,818,955
$ — $ 533,730 $ 42,129,505 $ 6,405,939 $ 21,755,330 $ — $ 70,824,504

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 58,992,974 $ — $ 43,102,174 $ — $ 102,095,148
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 33,831,516 — — 33,831,516
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 32,326,218 — 32,326,218
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 58,454,911 — 25,575,956 — 84,030,867
$ — $ — $ 117,447,885 $ 33,831,516 $ 101,004,348 $ — $ 252,283,749
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (38,217,274) $ — $ 44,757,751 $ — $ 6,540,477
Forward foreign currency exchange contracts .... — — — (20,412,853) — — (20,412,853)
Swaps .............................. — 16,016,246 (95,244,270) — 10,327,691 — (68,900,333)
$ — $ 16,016,246 $ (133,461,544) $ (20,412,853) $ 55,085,442 $ — $ (82,772,709)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (16,356,537) $ — $ (9,966,891) $ — $ (26,323,428)
Forward foreign currency exchange contracts .... — — — (37,198,497) — — (37,198,497)
Swaps .............................. — 723,901 (79,730,957) — (31,936,725) — (110,943,781)
$ — $ 723,901 $ (96,087,494) $ (37,198,497) $ (41,903,616) $ — $ (174,465,706)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,094,066,720
Average notional value of contracts — short ................................................................................. 6,837,304,052
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 673,838,467
Average amounts sold — in USD ........................................................................................ 1,514,779,786
Credit default swaps
Average notional value — sell protection ................................................................................... 633,100,354
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 4,391,224,311
Average notional value — receives fixed rate ................................................................................ 5,469,111,496
Total return swaps
Average notional value ............................................................................................... 1,220,932,972

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 49,181,774 $ —
Forward f oreign currency exchange contracts ................................................................. 6,405,939 33,831,516
Swaps — centrally cleared .............................................................................. 1,834,853 —
Swaps — OTC
(a)
..................................................................................... 4,818,955 84,030,867
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 62,241,521 $ 117,862,383
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(51,016,627) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 11,224,894 $ 117,862,383
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 1,070,885 $ (1,070,885) $ — $ — $ —
BNP Paribas SA ................................. 60,696 (60,696) — — —
Canadian Imperial Bank of Commerce .................. 29,951 — — — 29,951
Citibank NA ..................................... 4,632,034 (125,567) — (4,506,467) —
Credit Agricole Corporate & Investment Bank SA ............ 19,307 (19,307) — — —
Deutsche Bank AG ................................ 626,806 — — — 626,806
Goldman Sachs International ......................... 2,041,834 (2,041,834) — — —
HSBC Bank plc .................................. 1,156,478 (1,105,709) — — 50,769
Morgan Stanley & Co. International plc .................. 1,107,969 (1,107,969) — — —
Toronto Dominion Bank ............................. 393,649 — — — 393,649
UBS AG ....................................... 85,285 — — — 85,285
$ 11,224,894 $ (5,531,967) $ — $ (4,506,467) $ 1,186,460
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 16,090,282 $ (1,070,885) $ — $ (15,019,397) $ —
Barclays Bank plc ................................ 9,367,133 — — (8,760,000) 607,133
BNP Paribas SA ................................. 151,950 (60,696) — — 91,254
Citibank NA ..................................... 125,567 (125,567) — — —
Credit Agricole Corporate & Investment Bank SA ............ 412,254 (19,307) — — 392,947
Goldman Sachs International ......................... 24,647,453 (2,041,834) — — 22,605,619
HSBC Bank plc .................................. 1,105,709 (1,105,709) — — —
JPMorgan Chase Bank NA .......................... 1,364,081 — — (620,000) 744,081
Merrill Lynch International & Co. ....................... 57,161,679 — — (57,161,679) —
Morgan Stanley & Co. International plc .................. 3,818,980 (1,107,969) — (620,000) 2,091,011
State Street Bank and Trust Co. ....................... 3,617,295 — — — 3,617,295
$ 117,862,383 $ (5,531,967) $ — $ (82,181,076) $ 30,149,340
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 23,084,824 27,515,345 — 50,600,169
Air Freight & Logistics .................................... 361,093 — — 361,093
Automobile Components .................................. 6,041,595 3,338,912 — 9,380,507
Automobiles .......................................... 46,877,222 11,880,515 — 58,757,737
Banks ............................................... 94,280,627 109,369,100 — 203,649,727
Beverages ........................................... 19,019,901 1,330,422 — 20,350,323
Biotechnology ......................................... 31,625,701 2,851,714 — 34,477,415
Broadline Retail ........................................ 92,754,112 11,550,156 — 104,304,268
Building Products ....................................... 1,343,624 624,783 — 1,968,407
Capital Markets ........................................ 104,784,808 30,294,916 — 135,079,724
Chemicals ............................................ 20,006,768 1,933,151 — 21,939,919
Commercial Services & Supplies ............................. 21,506,609 675,690 — 22,182,299
Communications Equipment ................................ 36,720,504 — — 36,720,504
Construction & Engineering ................................ 8,569,456 5,239,611 — 13,809,067
Construction Materials .................................... 57,223 — — 57,223
Consumer Finance ...................................... 13,688,156 — — 13,688,156
Consumer Staples Distribution & Retail ........................ 96,521,645 2,957,777 — 99,479,422
Containers & Packaging .................................. 344,729 — — 344,729
Diversified Consumer Services .............................. 1,267,167 — — 1,267,167
Diversified REITs ....................................... — 132,069 — 132,069
Diversified Telecommunication Services ........................ 1,477,341 9,955,973 — 11,433,314
Electric Utilities ........................................ 17,018,957 8,063,314 — 25,082,271
Electrical Equipment ..................................... 9,513,224 21,622,509 — 31,135,733
Electronic Equipment, Instruments & Components ................. 11,344,319 2,879,047 — 14,223,366
Entertainment ......................................... 38,012,966 255,870 — 38,268,836
Financial Services ...................................... 76,306,817 6,868,154 — 83,174,971
Food Products ......................................... 1,953,870 4,028,103 — 5,981,973
Gas Utilities ........................................... 563,304 293,252 — 856,556
Ground Transportation ................................... 574,996 — — 574,996
Health Care Equipment & Supplies ........................... 22,658,199 2,405,691 — 25,063,890
Health Care Providers & Services ............................ 68,438,776 — — 68,438,776
Health Care REITs ...................................... 1,548,318 — — 1,548,318
Health Care Technology .................................. 3,091,342 1,252,416 — 4,343,758
Hotel & Resort REITs .................................... 45,101 — — 45,101
Hotels, Restaurants & Leisure .............................. 19,309,704 4,624,448 — 23,934,152
Household Durables ..................................... 17,241,924 22,504,905 — 39,746,829
Household Products ..................................... 3,449,893 3,403,706 — 6,853,599
Independent Power and Renewable Electricity Producers ............ 197,285 — — 197,285
Industrial Conglomerates .................................. 23,118,276 10,110,448 — 33,228,724
Industrial REITs ........................................ — 1,055,117 — 1,055,117
Insurance ............................................ 33,728,444 69,010,076 — 102,738,520
Interactive Media & Services ............................... 117,889,381 932,894 — 118,822,275
IT Services ........................................... 28,163,121 8,647,836 — 36,810,957
Leisure Products ....................................... 4,632,534 — — 4,632,534
Life Sciences Tools & Services .............................. 4,646,182 471,402 — 5,117,584
Machinery ............................................ 3,723,974 8,335,524 — 12,059,498
Marine Transportation .................................... — 2,663,728 — 2,663,728
Media ............................................... 12,082,021 1,123,039 — 13,205,060
Metals & Mining ........................................ 4,893,131 8,235,514 — 13,128,645
Multi-Utilities .......................................... — 10,022,422 — 10,022,422
Office REITs .......................................... 63,788 153,987 — 217,775
Oil, Gas & Consumable Fuels ............................... 49,054,868 17,695,984 — 66,750,852
Paper & Forest Products .................................. 724,755 — — 724,755

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Tactical Opportunities Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ 9,552,232 $ 1,451,074 $ — $ 11,003,306
Personal Care Products .................................. — 5,138,320 — 5,138,320
Pharmaceuticals ....................................... 23,551,077 20,371,582 — 43,922,659
Professional Services .................................... 23,761,497 15,510,427 — 39,271,924
Real Estate Management & Development ....................... 954,013 7,753,702 — 8,707,715
Residential REITs ....................................... 3,348,432 — — 3,348,432
Retail REITs .......................................... 5,363,492 743,477 — 6,106,969
Semiconductors & Semiconductor Equipment .................... 297,167,446 19,110,022 — 316,277,468
Software ............................................. 191,433,973 15,223,391 — 206,657,364
Specialized REITs ...................................... 22,804,903 — — 22,804,903
Specialty Retail ........................................ 17,283,148 666,507 — 17,949,655
Technology Hardware, Storage & Peripherals .................... 130,416,126 2,497,908 — 132,914,034
Textiles, Apparel & Luxury Goods ............................ 16,818,411 17,160,031 — 33,978,442
Tobacco ............................................. 27,200,235 11,653,260 — 38,853,495
Trading Companies & Distributors ............................ 10,856,441 4,346,688 — 15,203,129
Transportation Infrastructure ............................... — 1,514,310 — 1,514,310
Water Utilities ......................................... 87,544 811,828 — 899,372
Wireless Telecommunication Services ......................... — 10,441,298 — 10,441,298
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 980,661 — 980,661
Rights ................................................ — — 10,863 10,863
Short-Term Securities
Money Market Funds ...................................... 167,852,566 — — 167,852,566
U.S. Treasury Obligations ................................... — 479,611,310 — 479,611,310
$ 2,142,774,111 $ 1,051,295,316 $ 10,863 $ 3,194,080,290
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 533,730 $ — $ 533,730
Equity contracts ........................................... 9,413,718 32,715,787 — 42,129,505
Foreign currency exchange contracts ............................ — 6,405,939 — 6,405,939
Interest rate contracts ....................................... 8,528,445 13,226,885 — 21,755,330
Liabilities
Equity contracts ........................................... (50,565,355) (66,882,530) — (117,447,885)
Foreign currency exchange contracts ............................ — (33,831,516) — (33,831,516)
Interest rate contracts ....................................... (43,102,174) (57,902,174) — (101,004,348)
$ (75,725,366) $ (105,733,879) $ — $ (181,459,245)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

October 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Aware
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Aware
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 13,995,998 $ 13,575,865 $ 11,115,275 $ 3,026,227,724
Investments, at value — affiliated
(c)
............................................ 1,021,185 180,136 246,079 167,852,566
Cash ............................................................... — — 6 —
Cash pledged:
Collateral — OTC derivatives .............................................. — — — 85,330,000
Futures contracts ...................................................... — 3,000 5,000 361,540,730
Centrally cleared swaps .................................................. — — — 128,251,000
Foreign currency, at value
(d)
................................................. 85,954 130,661 3,256 78,782,328
Receivables: – – – –
Investment s sold ...................................................... 97,192 404,717 181,982 3,127,991
Securities lending income — affiliated ........................................ 115 388 — 769
Swaps   ............................................................ — — — 1,154,952
Capital shares sold ..................................................... 6,432 1,371 116 18,216,545
Tax reclaims ......................................................... 16,083 — — —
Dividends — unaffiliated ................................................. 13,149 8,829 54,414 3,473,336
Dividends — affiliated ................................................... 3,163 1,711 833 517,880
Interest — unaffiliated ................................................... — — — 1,656
From the Manager ..................................................... 22,834 23,674 23,366 —
Variation margin on futures contracts ......................................... — — — 49,181,774
Variation margin on centrally cleared swaps .................................... — — — 1,834,853
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — — 6,405,939
OTC swaps .......................................................... 26,429 — — 4,818,955
Prepaid e xpenses ....................................................... 26,032 44,112 93,810 109,531
Other assets ........................................................... 27,890 16,481 — —
Total a ssets ...........................................................
15,342,456 14,390,945 11,724,137 3,936,828,529
LIABILITIES
Bank overdraft .......................................................... — 11,265 — 4,214
Cash received:
Collateral — OTC derivatives .............................................. — — — 6,140,000
Collateral on securities loaned ............................................... 135,543 81,300 — 7,667,093
Payables: – – – –
Investments purchased .................................................. 82,656 375,066 186,881 26,751,888
Swaps   ............................................................ 9,597 — — 3,052,615
Accounting services fees ................................................. 7,103 7,172 7,243 50,207
Administration fees ..................................................... — — — 179,389
Capital shares redeemed ................................................. — — — 4,043,231
Custodian fees ........................................................ 67 2,017 7,343 —
Deferred foreign capital gain tax ............................................ 26,349 43,941 — —
Interest expense ...................................................... 67 — 9 —
Investment advisory fees ................................................. — — — 1,545,561
Other affiliate fees ..................................................... — — 20 43,048
Printing and postage fees ................................................ 37,539 39,098 33,963 39,481
Professional fees ...................................................... 22,855 12,803 26,590 55,008
Registration fees ...................................................... 122 666 485 16,938
Service and distribution fees ............................................... 36 54 297 48,752
Transfer agent fees .................................................... 979 828 1,578 1,270,287
Other accrued expenses ................................................. — 4,047 2,708 27,342
Variation margin on futures contracts ......................................... — 1,125 1,454 —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — — 33,831,516
OTC swaps .......................................................... 1,232 — — 84,030,867
Total li abilities ..........................................................
324,145 579,382 268,571 168,797,437
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 15,018,311 $ 13,811,563 $ 11,455,566 $ 3,768,031,092

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Aware
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Aware
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 13,448,523 $ 11,904,027 $ 7,057,954 $ 3,429,308,241
Accumulated earnings .................................................... 1,569,788 1,907,536 4,397,612 338,722,851
NET ASSETS ..........................................................
$ 15,018,311 $ 13,811,563 $ 11,455,566 $ 3,768,031,092
(a)
  Investments, at cost — unaffiliated ....................................... $ 10,812,576 $ 10,556,132 $ 8,463,215 $ 2,358,355,746
(b)
  Securities loaned, at value ............................................ $ 128,124 $ 67,264 $ — $ 7,582,306
(c)
  Investments, at cost — affiliated ......................................... $ 1,021,185 $ 180,137 $ 246,079 $ 167,852,464
(d)
  Foreign currency, at cost ............................................. $ 85,955 $ 130,575 $ 3,272 $ 79,164,288

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Aware
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Aware
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................
$ 10,886,875 $ 344,865 $ 470,230 $ 3,178,694,148
Shares outstanding ...................................................
797,723 30,160 34,467 202,365,396
Net asset value .....................................................
$ 13.65 $ 11.43 $ 13.64 $ 15.71
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ 0.001 $ 0.001 $ 0.001 $ 0.001
Service
Net assets .........................................................
$ — $ — $ — $ 2,843,246
Shares outstanding ...................................................
— — — 183,818
Net asset value .....................................................
$ — $ — $ — $ 15.47
Shares authorized ...................................................
— — — Unlimited
Par value ......................................................... $ — $ — $ — $ 0.001
Investor A
Net assets .........................................................
$ 178,265 $ 261,564 $ 1,424,510 $ 181,266,512
Shares outstanding ...................................................
13,095 22,886 104,607 11,750,353
Net asset value .....................................................
$ 13.61 $ 11.43 $ 13.62 $ 15.43
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ 0.001 $ 0.001 $ 0.001 $ 0.001
Investor C
Net assets .........................................................
$ — $ — $ — $ 9,379,266
Shares outstanding ...................................................
— — — 639,082
Net asset value .....................................................
$ — $ — $ — $ 14.68
Shares authorized ...................................................
— — — Unlimited
Par value ......................................................... $ — $ — $ — $ 0.001
Class K
Net assets .........................................................
$ 3,953,171 $ 13,205,134 $ 9,560,826 $ 395,847,920
Shares outstanding ...................................................
289,526 1,154,514 700,768 25,149,612
Net asset value .....................................................
$ 13.65 $ 11.44 $ 13.64 $ 15.74
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ 0.001 $ 0.001 $ 0.001 $ 0.001

Statements of Operations
(unaudited)
Six Months Ended October 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging Markets
ex-China Fund
BlackRock
Sustainable
Aware Advantage
Emerging Markets
Equity Fund
BlackRock
Sustainable
Aware Advantage
International
Equity Fund
BlackRock Tactical
Opportunities
Fund
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 139,530 $ 188,493 $ 239,390 $ 19,957,083
Dividends — affiliated ............................................. 14,473 8,157 8,556 2,358,739
Interest — unaffiliated ............................................. 30 — — 14,113,882
Securities lending income — affiliated — net ............................. 203 401 — 4,966
Foreign taxes withheld ............................................ (15,180) (21,534) (25,186) (586,335)
Foreign withholding tax claims ....................................... — — — 87,168
Total investment income .............................................
139,056 175,517 222,760 35,935,503
EXPENSES
Professional ................................................... 67,215 64,368 44,631 106,990
Investment advisory .............................................. 51,247 50,881 35,397 8,390,627
Registration ................................................... 37,826 23,978 24,344 76,960
Printing and postage ............................................. 31,201 37,730 12,430 33,958
Accounting services .............................................. 13,827 14,650 14,725 131,534
Custodian ..................................................... 11,432 29,575 37,622 77,399
Transfer agent — class specific ...................................... 6,653 603 1,450 1,943,819
Trustees and Officer .............................................. 3,549 3,570 3,582 12,522
Administration ................................................. 2,689 2,704 3,343 628,181
Administration — class specific ...................................... 1,265 1,272 1,574 333,755
Service and distribution — class specific ................................ 201 293 1,522 280,158
Miscellaneous .................................................. 3,894 6,673 8,068 38,168
Total expenses excluding interest expense .................................
230,999 236,297 188,688 12,054,071
Interest expense ................................................ 27 20 23 47,262
Total e xpenses ...................................................
231,026 236,317 188,711 12,101,333
Less: – – – –
Administration fees waived ......................................... (2,689) (2,704) (3,343) —
Administration fees waived by the Manager — class specific ................... (1,146) (1,272) (1,574) —
Fees waived and/or reimbursed by the Manager ........................... (168,888) (179,850) (145,345) (41,929)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ...... (4,590) (466) (1,054) —
Total ex penses after fees waived and/or reimbursed ..........................
53,713 52,025 37,395 12,059,404
Net investment income ..............................................
85,343 123,492 185,365 23,876,099
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,769,747 $ 2,945,965 $ 1,692,521 $ 133,186,583
Net realized gain (loss) from:
Investments — unaffiliated
(a)
...................................... $ 123,811 $ 856,726 $ 1,590,152 $ 86,783,348
Investments — affiliated ......................................... 3,695 (2) — (226)
Forward foreign currency exchange contracts ........................... — — — (20,412,853)
Foreign currency transactions ..................................... (4,569) (4,689) 11,659 (942,184)
Futures contracts .............................................. 2,484 85,307 39,024 6,540,477
Short sales — unaffiliated ........................................ — — — (88,678)
Swaps   .................................................... (24,302) — — (68,900,333)
101,119 937,342 1,640,835 2,979,551
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
...................................... 2,665,229 2,005,773 63,371 304,432,251
Investments — affiliated ......................................... (2,534) (1) — 77
Forward foreign currency exchange contracts ........................... — — — (37,198,497)
Foreign currency translations ...................................... (1,135) (1,299) (2,732) 240,410
Futures contracts .............................................. — 4,150 (8,953) (26,323,428)
Swaps   .................................................... 7,068 — — (110,943,781)
2,668,628 2,008,623 51,686 130,207,032
Net realized and unrealized gain .......................................
2,769,747 2,945,965 1,692,521 133,186,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 2,855,090 $ 3,069,457 $ 1,877,886 $ 157,062,682
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ...........
$ (17,472) $ (1,103) $ — $ —
(b)
  Net of increase in deferred foreign capital gain tax of ........................
$ (9,070) $ (22,905) $ — $ —

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Aware Advantage
Emerging Markets Equity Fund
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 85,343 $ 722,537 $ 123,492 $ 261,770
Net realized gain (loss) ............................................ 101,119 (1,370,566) 937,342 5,037
Net change in unrealized appreciation (depreciation) ........................ 2,668,628 1,495,789 2,008,623 653,513
Net increase in net assets resulting from operations ...........................
2,855,090 847,760 3,069,457 920,320
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... — (1,508,406) (3,500) (4,758)
Investor A .................................................... — (4,268) (2,432) (3,349)
Class K ...................................................... — (175,700) (137,818) (212,070)
Decrease in net assets resulting from distributions to shareholders .................
— (1,688,374) (143,750) (220,177)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
2,393,724 (44,182,273) 125,825 (584,285)
NET ASSETS
Total increase (decrease) in net assets ................................... 5,248,814 (45,022,887) 3,051,532 115,858
Beginning of period ................................................
9,769,497 54,792,384 10,760,031 10,644,173
End of period ....................................................
$ 15,018,311 $ 9,769,497 $ 13,811,563 $ 10,760,031
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Sustainable Aware Advantage
International Equity Fund BlackRock Tactical Opportunities Fund
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Six Months Ended
10/31/25
(unaudited)
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 185,365 $ 397,873 $ 23,876,099 $ 34,879,253
Net realized gain ................................................ 1,640,835 1,105,945 2,979,551 15,234,733
Net change in unrealized appreciation (depreciation) ........................ 51,686 571,280 130,207,032 52,602,374
Net increase in net assets resulting from operations ...........................
1,877,886 2,075,098 157,062,682 102,716,360
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (9,929) (7,528) — —
Service ...................................................... — — — —
Investor A .................................................... (28,536) (15,556) — —
Investor C .................................................... — — — —
Class K ...................................................... (427,451) (494,236) — —
Decrease in net assets resulting from distributions to shareholders .................
(465,916) (517,320) — —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(5,502,564) (1,648,189) 785,838,740 971,182,791
NET ASSETS
Total increase (decrease) in net assets ................................... (4,090,594) (90,411) 942,901,422 1,073,899,151
Beginning of period ................................................
15,546,160 15,636,571 2,825,129,670 1,751,230,519
End of period ....................................................
$ 11,455,566 $ 15,546,160 $ 3,768,031,092 $ 2,825,129,670
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China Fund
Institutional
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .........................................
$ 10.80  $ 11.50  $ 10.35  $ 10.00
Net investment income
(b)
.................................................
0 .08  0 .21  0 .24  0 .03
Net realized and unrealized gain (loss) ........................................
2 .77  ( 0 .57 )
(c)
1 .50
(c)
0 .32
Net increase (decrease) from investment operations ................................ 2.85  (0.36) 1.74  0.35
Distributions
(d)
– – – –
From net investment income .............................................. —  ( 0 .16 ) ( 0 .23 ) —
From net realized gain ................................................... —  ( 0 .18 ) ( 0 .36 ) —
Total distributions ........................................................ —  (0.34) (0.59) —
Net asset value, end of period .............................................. $ 13.65  $ 10.80  $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value .................................................. 26.39%
(f)
(3.29)% 17.18% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
3.68%
(h)
1.64% 2.61% 5.43%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
0.86%
(h)
0.83% 0.92% 0.86%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..........
0.86%
(h)
0.83% 0.83% 0.86%
(h)
Net investment income ...................................................
1.33%
(h)
1.80% 2.08% 3.22%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 10,887  $ 6,495  $ 48,839  $ 103
Portfolio turnover rate ..................................................... 41%
(j)
86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.49% and 0.86%, respectively.
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Emerging Markets ex-China Fund
Investor A
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .........................................
$ 10.79  $ 11.49  $ 10.34  $ 10.00
Net investment income
(b)
.................................................
0 .07  0 .22  0 .23  0 .03
Net realized and unrealized gain (loss) ........................................
2 .75  ( 0 .61 )
(c)
1 .49
(c)
0 .31
Net increase (decrease) from investment operations ................................ 2.82  (0.39) 1.72  0.34
Distributions
(d)
– – – –
From net investment income .............................................. —  ( 0 .13 ) ( 0 .21 ) —
From net realized gain ................................................... —  ( 0 .18 ) ( 0 .36 ) —
Total distributions ........................................................ —  (0.31) (0.57) —
Net asset value, end of period .............................................. $ 13.61  $ 10.79  $ 11.49  $ 10.34
Total Return
(e)
Based on net asset value .................................................. 26.14%
(f)
(3.54)% 16.99% 3.40%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
3.89%
(h)
3.34% 7.51% 5.68%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
1.11%
(h)
1.11% 1.12% 1.11%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..........
1.11%
(h)
1.11% 1.11% 1.11%
(h)
Net investment income ...................................................
1.11%
(h)
1.94% 2.03% 2.97%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 178  $ 141  $ 130  $ 103
Portfolio turnover rate ..................................................... 41%
(j)
86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.74% and 1.11%, respectively.
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China Fund
Class K
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .........................................
$ 10.81  $ 11.50  $ 10.35  $ 10.00
Net investment income
(b)
.................................................
0 .09  0 .24  0 .26  0 .03
Net realized and unrealized gain (loss) ........................................
2 .75  ( 0 .59 )
(c)
1 .49
(c)
0 .32
Net increase (decrease) from investment operations ................................ 2.84  (0.35) 1.75  0.35
Distributions
(d)
– – – –
From net investment income .............................................. —  ( 0 .16 ) ( 0 .24 ) —
From net realized gain ................................................... —  ( 0 .18 ) ( 0 .36 ) —
Total distributions ........................................................ —  (0.34) (0.60) —
Net asset value, end of period .............................................. $ 13.65  $ 10.81  $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value .................................................. 26.27%
(f)
(3.19)% 17.22% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
3.57%
(h)
2.36% 6.99% 5.08%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
0.81%
(h)
0.81% 0.82% 0.81%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..........
0.81%
(h)
0.81% 0.81% 0.81%
(h)
Net investment income ...................................................
1.41%
(h)
2.08% 2.34% 3.27%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 3,953  $ 3,134  $ 5,823  $ 4,966
Portfolio turnover rate ..................................................... 41%
(j)
86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.14% and 0.81%, respectively.
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Institutional
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........
$ 9.03  $ 8.48  $ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
.................
0 .10  0 .21  0 .17  0 .20  0 .16  0 .04
Net realized and unrealized gain (loss) ........
2 .42  0 .51  0 .39  ( 0 .78 ) ( 2 .37 ) 2 .31
Net increase (decrease) from investment operations 2.52  0.72  0.56  (0.58) (2.21) 2.35
Distributions
(c)
– – – – – –
From net investment income .............. ( 0 .12 ) ( 0 .17 ) ( 0 .19 ) ( 0 .21 ) ( 0 .14 ) ( 0 .05 )
From net realized gain ................... —  —  —  —  ( 1 .05 ) —
Total distributions ........................ (0.12) (0.17) (0.19) (0.21) (1.19) (0.05)
Net asset value, end of period .............. $ 11.43  $ 9.03  $ 8.48  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
Based on net asset value .................. 28.02%
(e)
8.57% 7.06% (6.47)% (19.84)% 23.53%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
3.78%
(g)
3.73% 4.20% 5.40% 4.37% 3.70%
(g) (h)
Total expenses after fees waived and/or reimbursed
0.86%
(g)
0.86% 0.86% 0.86% 0.86% 0.86%
(g)
Net investment income ...................
1.90%
(g)
2.34% 2.09% 2.44% 1.51% 0.47%
(g)
Supplemental Data
Net assets, end of period (000) .............. $ 345  $ 271  $ 222  $ 102  $ 119  $ 125
Portfolio turnover rate ..................... 77% 158% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Investor A
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........
$ 9.03  $ 8.48  $ 8.11  $ 8.89  $ 12.29  $ 10.00
Net investment income
(b)
.................
0 .09  0 .19  0 .14  0 .17  0 .13  0 .02
Net realized and unrealized gain (loss) ........
2 .42  0 .51  0 .40  ( 0 .77 ) ( 2 .36 ) 2 .31
Net increase (decrease) from investment operations 2.51  0.70  0.54  (0.60) (2.23) 2.33
Distributions
(c)
– – – – – –
From net investment income .............. ( 0 .11 ) ( 0 .15 ) ( 0 .17 ) ( 0 .18 ) ( 0 .12 ) ( 0 .04 )
From net realized gain ................... —  —  —  —  ( 1 .05 ) —
Total distributions ........................ (0.11) (0.15) (0.17) (0.18) (1.17) (0.04)
Net asset value, end of period .............. $ 11.43  $ 9.03  $ 8.48  $ 8.11  $ 8.89  $ 12.29
Total Return
(d)
Based on net asset value .................. 27.93%
(e)
8.29% 6.78% (6.72)% (20.04)% 23.33%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
4.09%
(g)
4.13% 4.48% 5.57% 4.71% 3.92%
(g) (h)
Total expenses after fees waived and/or reimbursed
1.11%
(g)
1.11% 1.11% 1.11% 1.11% 1.11%
(g)
Net investment income ...................
1.64%
(g)
2.08% 1.76% 2.07% 1.21% 0.31%
(g)
Supplemental Data
Net assets, end of period (000) .............. $ 262  $ 200  $ 187  $ 208  $ 149  $ 138
Portfolio turnover rate ..................... 77% 158% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Class K
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........
$ 9.03  $ 8.48  $ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
.................
0 .10  0 .21  0 .17  0 .20  0 .17  0 .04
Net realized and unrealized gain (loss) ........
2 .43  0 .52  0 .40  ( 0 .77 ) ( 2 .37 ) 2 .31
Net increase (decrease) from investment operations 2.53  0.73  0.57  (0.57) (2.20) 2.35
Distributions
(c)
– – – – – –
From net investment income .............. ( 0 .12 ) ( 0 .18 ) ( 0 .20 ) ( 0 .22 ) ( 0 .15 ) ( 0 .05 )
From net realized gain ................... —  —  —  —  ( 1 .05 ) —
Total distributions ........................ (0.12) (0.18) (0.20) (0.22) (1.20) (0.05)
Net asset value, end of period .............. $ 11.44  $ 9.03  $ 8.48  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
Based on net asset value .................. 28.15%
(e)
8.61% 7.11% (6.41)% (19.80)% 23.55%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
3.71%
(g)
3.62% 4.10% 5.18% 4.24% 3.39%
(g) (h)
Total expenses after fees waived and/or reimbursed
0.81%
(g)
0.81% 0.81% 0.81% 0.81% 0.81%
(g)
Net investment income ...................
1.95%
(g)
2.38% 2.03% 2.42% 1.56% 0.52%
(g)
Supplemental Data
Net assets, end of period (000) .............. $ 13,205  $ 10,289  $ 10,236  $ 9,847  $ 9,672  $ 12,056
Portfolio turnover rate ..................... 77% 158% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Aware Advantage International Equity Fund
Institutional
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........
$ 12.35  $ 11.17  $ 10.39  $ 9.64  $ 12.08  $ 10.00
Net investment income
(b)
..................
0 .14  0 .29  0 .26  0 .24  0 .23  0 .13
Net realized and unrealized gain (loss) .........
1 .50  1 .31  0 .80  0 .82  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations . 1.64  1.60  1.06  1.06  (0.93) 2.14
Distributions
(c)
– – – – – –
From net investment income ............... ( 0 .11 ) ( 0 .42 ) ( 0 .28 ) ( 0 .31 ) ( 0 .27 ) ( 0 .06 )
From net realized gain .................... ( 0 .24 ) —  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ......................... (0.35) (0.42) (0.28) (0.31) (1.51) (0.06)
Net asset value, end of period ............... $ 13.64  $ 12.35  $ 11.17  $ 10.39  $ 9.64  $ 12.08
Total Return
(e)
Based on net asset value ................... 13.42%
(f)
14.65% 10.40% 11.43% (9.13)% 21.53%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..........................
2.67%
(h)
2.20% 3.07% 4.29% 3.72% 3.40%
(h) (i)
Total expenses after fees waived and/or reimbursed .
0.50%
(h)
0.52% 0.50% 0.50% 0.50% 0.50%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense ................
0.50%
(h)
0.50% 0.50% 0.50% 0.50% 0.50%
(h)
Net investment income ....................
2.06%
(h)
2.51% 2.44% 2.60% 2.04% 1.69%
(h)
Supplemental Data
Net assets, end of period (000) ............... $ 470  $ 204  $ 204  $ 192  $ 174  $ 156
Portfolio turnover rate ...................... 60% 105% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable Aware Advantage International Equity Fund
Investor A
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........
$ 12.34  $ 11.17  $ 10.39  $ 9.63  $ 12.07  $ 10.00
Net investment income
(b)
..................
0 .13  0 .27  0 .23  0 .22  0 .21  0 .11
Net realized and unrealized gain (loss) .........
1 .49  1 .30  0 .81  0 .81  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations . 1.62  1.57  1.04  1.03  (0.95) 2.12
Distributions
(c)
– – – – – –
From net investment income ............... ( 0 .10 ) ( 0 .40 ) ( 0 .26 ) ( 0 .27 ) ( 0 .25 ) ( 0 .05 )
From net realized gain .................... ( 0 .24 ) —  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ......................... (0.34) (0.40) (0.26) (0.27) (1.49) (0.05)
Net asset value, end of period ............... $ 13.62  $ 12.34  $ 11.17  $ 10.39  $ 9.63  $ 12.07
Total Return
(e)
Based on net asset value ................... 13.29%
(f)
14.35% 10.14% 11.12% (9.32)% 21.33%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..........................
2.92%
(h)
2.31% 3.41% 4.56% 4.02% 3.76%
(h) (i)
Total expenses after fees waived and/or reimbursed .
0.75%
(h)
0.77% 0.75% 0.75% 0.74% 0.75%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense ................
0.75%
(h)
0.75% 0.75% 0.75% 0.74% 0.75%
(h)
Net investment income ....................
1.96%
(h)
2.32% 2.18% 2.36% 1.85% 1.45%
(h)
Supplemental Data
Net assets, end of period (000) ............... $ 1,425  $ 880  $ 293  $ 265  $ 204  $ 140
Portfolio turnover rate ...................... 60% 105% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Aware Advantage International Equity Fund
Class K
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........
$ 12.35  $ 11.17  $ 10.39  $ 9.65  $ 12.08  $ 10.00
Net investment income
(b)
..................
0 .16  0 .31  0 .26  0 .25  0 .24  0 .13
Net realized and unrealized gain (loss) .........
1 .48  1 .30  0 .81  0 .80  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations . 1.64  1.61  1.07  1.05  (0.92) 2.14
Distributions
(c)
– – – – – –
From net investment income ............... ( 0 .11 ) ( 0 .43 ) ( 0 .29 ) ( 0 .31 ) ( 0 .27 ) ( 0 .06 )
From net realized gain .................... ( 0 .24 ) —  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ......................... (0.35) (0.43) (0.29) (0.31) (1.51) (0.06)
Net asset value, end of period ............... $ 13.64  $ 12.35  $ 11.17  $ 10.39  $ 9.65  $ 12.08
Total Return
(e)
Based on net asset value ................... 13.43%
(f)
14.71% 10.46% 11.42% (9.00)% 21.55%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..........................
2.35%
(h)
2.04% 2.98% 4.05% 3.64% 3.15%
(h) (i)
Total expenses after fees waived and/or reimbursed .
0.45%
(h)
0.47% 0.45% 0.45% 0.45% 0.45%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense ................
0.45%
(h)
0.45% 0.45% 0.45% 0.45% 0.45%
(h)
Net investment income ....................
2.40%
(h)
2.67% 2.48% 2.65% 2.10% 1.72%
(h)
Supplemental Data
Net assets, end of period (000) ............... $ 9,561  $ 14,461  $ 15,140  $ 12,466  $ 10,770  $ 11,842
Portfolio turnover rate ...................... 60% 105% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Institutional
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ...........
$ 14.89  $ 14.20  $ 14.41  $ 14.05  $ 14.05  $ 13.59
Net investment income
(a)
...................
0 .11  0 .23  0 .29  0 .15  0 .05  0 .05
Net realized and unrealized gain (loss) ..........
0 .71  0 .46  1 .07  0 .72  ( 0 .05 ) 0 .79
Net increase from investment operations .......... 0.82  0.69  1.36  0.87  0.00  0.84
Distributions
(b)
– – – – – –
From net investment income ................ —  —  ( 1 .57 ) —  —  ( 0 .38 )
From net realized gain ..................... —  —  —  ( 0 .51 ) —  —
Return of capital ......................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions .......................... —  —  (1.57) (0.51) —  (0.38)
Net asset value, end of period ................ $ 15.71  $ 14.89  $ 14.20  $ 14.41  $ 14.05  $ 14.05
Total Return
(d)
Based on net asset value .................... 5.51%
(e)
4.86% 10.19% 6.22% 0.00%
(f)
6.18%
Ratios to Average Net Assets
(g)
Total expen ses ...........................
0.72%
(h)
0.76% 0.81% 0.84% 0.79% 0.81%
Total expenses after fees waived and/or reimbursed ..
0.72%
(h)
0.76% 0.81% 0.83% 0.79% 0.80%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding taxes ...................
0.71%
(h)
0.76% 0.79% 0.83% 0.79% 0.80%
Net investment income .....................
1.44%
(h)
1.60% 2.02% 1.08% 0.33% 0.38%
Supplemental Data
Net assets, end of period (000) ................ $ 3,178,694  $ 2,399,494  $ 1,258,548  $ 954,744  $ 672,822  $ 464,694
Portfolio turnover rate ....................... 56% 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Amount is less than 0.005%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Service
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ............
$ 14.68  $ 14.03  $ 14.27  $ 13.94  $ 13.97  $ 13.54
Net investment income
(a)
....................
0 .09  0 .19  0 .24  0 .12  0 .00
(b)
0 .01
Net realized and unrealized gain (loss) ...........
0 .70  0 .46  1 .06  0 .70  ( 0 .03 ) 0 .78
Net increase (decrease) from investment operations ... 0.79  0.65  1.30  0.82  (0.03) 0.79
Distributions
(c)
– – – – – –
From net investment income ................. —  —  ( 1 .54 ) —  —  ( 0 .36 )
From net realized gain ...................... —  —  —  ( 0 .49 ) —  —
Return of capital .......................... —  —  —  —  —  ( 0 .00 )
(d)
Total distributions ........................... —  —  (1.54) (0.49) —  (0.36)
Net asset value, end of period ................. $ 15.47  $ 14.68  $ 14.03  $ 14.27  $ 13.94  $ 13.97
Total Return
(e)
Based on net asset value ..................... 5.38%
(f)
4.63% 9.80% 5.93% (0.21)% 5.86%
Ratios to Average Net Assets
(g)
Total expen ses ............................
0.97%
(h)
1.03% 1.08% 1.11% 1.06% 1.07%
Total expenses after fees waived and/or reimbursed ...
0.97%
(h)
1.03% 1.07% 1.10% 1.06% 1.06%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding taxes ....................
0.97%
(h)
1.02% 1.05% 1.10% 1.06% 1.06%
Net investment income ......................
1.19%
(h)
1.34% 1.73% 0.82% 0.00%
(i)
0.08%
Supplemental Data
Net assets, end of period (000) ................. $ 2,843  $ 1,954  $ 1,560  $ 1,053  $ 953  $ 1,972
Portfolio turnover rate ........................ 56% 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
Se e notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Investor A
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period .............
$ 14.65  $ 14.00  $ 14.23  $ 13.90  $ 13.93  $ 13.49
Net investment income
(a)
.....................
0 .09  0 .19  0 .24  0 .10  0 .00
(b)
0 .01
Net realized and unrealized gain (loss) ............
0 .69  0 .46  1 .06  0 .71  ( 0 .03 ) 0 .77
Net increase (decrease) from investment operations .... 0.78  0.65  1.30  0.81  (0.03) 0.78
Distributions
(c)
– – – – – –
From net investment income .................. —  —  ( 1 .53 ) —  —  ( 0 .34 )
From net realized gain ....................... —  —  —  ( 0 .48 ) —  —
Return of capital ........................... —  —  —  —  —  ( 0 .00 )
(d)
Total distributions ............................ —  —  (1.53) (0.48) —  (0.34)
Net asset value, end of period .................. $ 15.43  $ 14.65  $ 14.00  $ 14.23  $ 13.90  $ 13.93
Total Return
(e)
Based on net asset value ...................... 5.32%
(f)
4.64% 9.84% 5.86% (0.22)% 5.77%
Ratios to Average Net Assets
(g)
Total expen ses .............................
1.01%
(h)
1.06% 1.08% 1.13% 1.08% 1.09%
Total expenses after fees waived and/or reimbursed ....
1.01%
(h)
1.05% 1.08% 1.13% 1.08% 1.09%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding taxes .....................
1.01%
(h)
1.05% 1.06% 1.13% 1.08% 1.09%
Net investment income .......................
1.16%
(h)
1.33% 1.71% 0.75% 0.03% 0.09%
Supplemental Data
Net assets, end of period (000) .................. $ 181,267  $ 177,291  $ 185,827  $ 192,584  $ 187,461  $ 202,884
Portfolio turnover rate ......................... 56% 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor C
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ............
$ 13.98  $ 13.46  $ 13.74  $ 13.47  $ 13.60  $ 13.13
Net investment income (loss)
(a)
................
0 .03  0 .09  0 .14  0 .01  ( 0 .10 ) ( 0 .09 )
Net realized and unrealized gain (loss) ...........
0 .67  0 .43  1 .01  0 .68  ( 0 .03 ) 0 .75
Net increase (decrease) from investment operations ... 0.70  0.52  1.15  0.69  (0.13) 0.66
Distributions
(b)
– – – – – –
From net investment income ................. —  —  ( 1 .43 ) —  —  ( 0 .19 )
From net realized gain ...................... —  —  —  ( 0 .42 ) —  —
Return of capital .......................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ........................... —  —  (1.43) (0.42) —  (0.19)
Net asset value, end of period ................. $ 14.68  $ 13.98  $ 13.46  $ 13.74  $ 13.47  $ 13.60
Total Return
(d)
Based on net asset value ..................... 5.01%
(e)
3.86% 9.00% 5.19% (0.96)% 5.02%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.73%
(g)
1.76% 1.79% 1.83% 1.83% 1.84%
Total expenses after fees waived and/or reimbursed ...
1.72%
(g)
1.76% 1.79% 1.83% 1.83% 1.84%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding taxes ....................
1.72%
(g)
1.75% 1.77% 1.83% 1.83% 1.84%
Net investment income (loss) ..................
0.44%
(g)
0.62% 1.00% 0.07% (0.72)% (0.65)%
Supplemental Data
Net assets, end of period (000) ................. $ 9,379  $ 9,147  $ 8,768  $ 9,665  $ 7,478  $ 8,665
Portfolio turnover rate ........................ 56% 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Class K
Six Months
Ended
10/31/25
(unaudited)
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of period ............
$ 14.91  $ 14.20  $ 14.41  $ 14.04  $ 14.02  $ 13.57
Net investment income
(a)
....................
0 .12  0 .26  0 .30  0 .15  0 .06  0 .07
Net realized and unrealized gain (loss) ...........
0 .71  0 .45  1 .08  0 .74  ( 0 .04 ) 0 .78
Net increase from investment operations ........... 0.83  0.71  1.38  0.89  0.02  0.85
Distributions
(b)
– – – – – –
From net investment income ................. —  —  ( 1 .59 ) —  —  ( 0 .40 )
From net realized gain ...................... —  —  —  ( 0 .52 ) —  —
Return of capital .......................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ........................... —  —  (1.59) (0.52) —  (0.40)
Net asset value, end of period ................. $ 15.74  $ 14.91  $ 14.20  $ 14.41  $ 14.04  $ 14.02
Total Return
(d)
Based on net asset value ..................... 5.57%
(e)
5.00% 10.33% 6.36% 0.14% 6.25%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.59%
(g)
0.63% 0.68% 0.69% 0.66% 0.67%
Total expenses after fees waived and/or reimbursed ...
0.59%
(g)
0.62% 0.67% 0.68% 0.66% 0.66%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding taxes ....................
0.59%
(g)
0.62% 0.66% 0.68% 0.66% 0.66%
Net investment income ......................
1.56%
(g)
1.76% 2.11% 1.05% 0.44% 0.49%
Supplemental Data
Net assets, end of period (000) ................. $ 395,848  $ 237,243  $ 296,528  $ 337,297  $ 777,280  $ 779,750
Portfolio turnover rate ........................ 56% 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor
C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
On August 28, 2025, BlackRock Sustainable Advantage Emerging Markets Equity Fund changed its name to BlackRock Sustainable Aware Advantage Emerging Markets
Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance
(“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
On August 28, 2025, BlackRock Sustainable Advantage International Equity Fund changed its name to BlackRock Sustainable Aware Advantage International Equity Fund.
The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain ESG characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Certain Russian securities held by Sustainable Aware Advantage Emerging Markets Equity declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets ex-China Fund ...................................... Emerging Markets ex-China Non-Diversified
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund ................... Sustainable Aware Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Aware Advantage International Equity Fund ....................... Sustainable Aware Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges (“CDSC”)
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund's net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Emerging Markets ex-China
BofA Securities, Inc. ...........................
$ 128,124
$ (128,124)
$ —
$ —
Sustainable Aware Advantage Emerging Markets Equity
BofA Securities, Inc. ...........................
35,781
(35,781)
—
—
J.P. Morgan Securities LLC ......................
31,483
(31,483)
—
—
$ 67,264
$ (67,264)
$ —
$ —
Tactical Opportunities
Citigroup Global Markets, Inc. ....................
274,166
(272,959)
—
1,207
J.P. Morgan Securities LLC ......................
98,625
(98,625)
—
—
Morgan Stanley ..............................
3,713,516
(3,692,343)
—
21,173
National Financial Services LLC ...................
3,495,999
(3,495,999)
—
—
$ 7,582,306
$ (7,559,926)
$ —
$ 22,380
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the each Fund’s
Statements of Assets and Liabilities
(b)
The market value of the loaned securities is determined as of October 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets ex-China and Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International
Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager, as applicable. The Manager pays BIL and BAMNA for services they provide for that portion of Emerging Markets ex-China for which BIL and BAMNA, as
Investment Advisory Fees
Average Daily Net Assets
Emerging Markets
ex- China
Sustainable
Aware Advantage
Emerging Markets
Equity
Sustainable
Aware Advantage
International
Equity
First $1 billion ............................................................................ 0.810% 0.800% 0.450%
$1 billion - $3 billion ........................................................................ 0.760 0.750 0.420
$3 billion - $5 billion ........................................................................ 0.730 0.720 0.410
$5 billion - $10 billion ....................................................................... 0.700 0.700 0.390
Greater than $10 billion ...................................................................... 0.690 0.680 0.380
Investment
Advisory Fees
Average Daily Net Assets
Tactical
Opportunities
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
Greater than $3 billion ................................................................................................... 0.450

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Emerging Markets ex-China to the Manager. The Manager
pays BSL and BAMNA for services they provide for that portion of Tactical Opportunities for which BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of  each Fund , entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended October 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended October 31, 2025, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0 .25% — %
Investor A ................................................................................................. 0 .25 —
Investor C ................................................................................................. 0 .25 0 .75
Fund Name Service Investor A Investor C Total
Emerging Markets ex-China .............................................................. $ — $ 201 $ — $ 201
Sustainable Aware Advantage Emerging Markets Equity ............................................ — 293 — 293
Sustainable Aware Advantage International Equity ................................................ — 1,522 — 1,522
Tactical Opportunities ................................................................... 2,923 231,088 46,147 280,158
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 892 $ — $ 16 $ — $ 357 $ 1,265
Sustainable Aware Advantage Emerging Markets Equity ............................ 31 — 24 — 1,217 1,272
Sustainable Aware Advantage International Equity ................................ 37 — 122 — 1,415 1,574
Tactical Opportunities ................................................... 280,741 234 18,487 923 33,370 333,755
Fund Name Institutional
Tactical Opportunities
..................................................................................................
$ 158,222
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Aware Advantage Emerging Markets Equity ............................ $ 22 $ — $ 32 $ — $ 17 $ 71
Sustainable Aware Advantage International Equity ................................ 15 — 68 — 9 92
Tactical Opportunities ................................................... 1,826 50 27,880 642 248 30,646

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended October 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  October 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended October 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “ interested persons” of the Trust, as defined in the 1940 Act (“ Independent Trustees” ), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the  six months ended October 31, 2025 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s  assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2025, the Manager waived $33 in investment advisory fees with respect to Emerging Markets ex-China pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027 for Emerging Markets ex-China, Sustainable Aware
Advantage Emerging Markets Equity and Sustainable Aware Advantage International Equity, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 6,596 $ — $ 57 $ — $ — $ 6,653
Sustainable Aware Advantage Emerging Markets Equity ............................ 128 — 161 — 314 603
Sustainable Aware Advantage International Equity ................................ 177 — 827 — 446 1,450
Tactical Opportunities ................................................... 1,777,372 1,551 158,436 6,212 248 1,943,819
Fund Name Other Fees
Sustainable Aware Advantage International Equity ................................................................................... $ 14
Tactical Opportunities ...................................................................................................... 3,020
Fund Name Investor A Investor C
Tactical Opportunities ........................................................................................... $ 20 $ 368
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ............................................................................................. $ 252
Sustainable Aware Advantage Emerging Markets Equity ........................................................................... 15 7
Sustainable Aware Advantage International Equity ............................................................................... 150
Tactical Opportunities .................................................................................................. 41,929
Fund Name Institutional Service Investor A Investor C Class K
Emerging Markets ex-China ................................................... 0 .86 % N/A 1 .11 % N/A 0 .81%
Sustainable Aware Advantage Emerging Markets Equity ................................. 0 .86 N/A 1 .11 N/A 0 .81
Sustainable Aware Advantage International Equity ..................................... 0 .50 N/A 0 .75 N/A 0 .45
Tactical Opportunities ........................................................ 0 .89 1 .17% 1 .37 2 .14% 0 .84
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ................................................................................................... $ 168,603
Sustainable Aware Advantage Emerging Markets Equity ................................................................................. 179,693
Sustainable Aware Advantage International Equity ..................................................................................... 145,195

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended
October 31, 2025, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during Emerging Markets ex-China's fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 15, 2030, the repayment arrangement between Emerging Markets ex-China and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Emerging Markets ex-China's contractual caps on net expenses will be terminated.
As of October 31, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless
Fund Name
Administration
Fees Waived
Emerging Markets ex-China ................................................................................................... $ 2,689
Sustainable Aware Advantage Emerging Markets Equity ................................................................................. 2,704
Sustainable Aware Advantage International Equity ..................................................................................... 3,343
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Emerging Markets ex-China
Institutional .................................................................................... $ 773 $ 4,573
Investor A ..................................................................................... 16 17
Class K ...................................................................................... 357 —
$ 1,146 $ 4,590
Sustainable Aware Advantage Emerging Markets Equity
Institutional .................................................................................... 31 49
Investor A ..................................................................................... 24 103
Class K ...................................................................................... 1,217 314
$ 1,272 $ 466
Sustainable Aware Advantage International Equity
Institutional .................................................................................... 37 85
Investor A ..................................................................................... 122 523
Class K ...................................................................................... 1,415 446
$ 1,574 $ 1,054
Expiring April 30,
2026 2027 2028
Emerging Markets ex-China
Fund Level ..................................................................... $ 422,649 $ 351,112 $ 171,292
Institutional ..................................................................... 301 — 5,346
Investor A ...................................................................... 340 207 33
Class K ........................................................................ 1,457 1,278 357

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Tactical Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, Emerging Markets ex-China, Sustainable Aware Advantage Emerging Markets Equity and Sustainable Aware Advantage
International Equity retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Emerging Markets ex-China, Sustainable Aware Advantage Emerging Markets Equity and Sustainable Aware Advantage International
Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common  trustees . For the six months ended October 31, 2025 , the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Fund Name Amounts
Emerging Markets ex-China ................................................................................................. $ 42
Sustainable Aware Advantage
Emerging
Markets Equity ............................................................................... 77
Tactical Opportunities ...................................................................................................... 1,159
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................... $ 200,319,576 $ 175,441,089 $ 11,997,203
Other Securities
Fund Name Purchases Sales
Emerging Markets ex-China .............................................................................. $ 6,591,397 $ 4,722,855
Sustainable Aware Advantage Emerging Markets Equity ............................................................ 9,520,116 9,280,914
Sustainable Aware Advantage International Equity ................................................................ 9,138,113 14,719,963
Tactical Opportunities ................................................................................... 1,454,341,450 1,268,001,260

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, the Funds had non-expiring capital loss carryforwards and qualified late-year losses as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Qualified Late-
Year Capital
Losses
(b)
Qualified Late-
Year Ordinary
Losses
(b)
Emerging Markets ex-China ........................................................................ — $ (1,091,869) $ (141,343)
Sustainable Aware Advantage Emerging Markets Equity ...................................................... $ (2,016,004) — —
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ex-China .......................................... $ 12,381,396 $ 2,997,422 $ (336,438) $ 2,660,984
Sustainable Aware Advantage Emerging Markets Equity ....................... 10,852,358 3,407,955 (502,717) 2,905,238
Sustainable Aware Advantage International Equity ........................... 8,782,386 2,716,401 (134,130) 2,582,271
Tactical Opportunities .............................................. 2,546,343,406 775,796,675 (309,519,036) 466,277,639

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
As of period end, Emerging Markets ex-China’s investments had the following industry classifications:
(a)
All other industries held were less than 5% of long-term investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 24 .7%
Banks ............................................................................................................. 16 .4
Technology Hardware, Storage & Peripherals ................................................................................... 8 .0
Metals & Mining ....................................................................................................... 5 .4
Other
(a)
............................................................................................................. 45 .5
d
Six Months Ended
10/31/25
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Emerging Markets ex-China
Institutional
Shares sold ..........................................
217,650 $ 2,664,010 525,196 $ 5,936,584
Shares issued in reinvestment of distributions .....................
— — 4,029 45,809
Shares redeemed ......................................
(21,105) (264,223) (4,175,882) (47,718,000)
196,545 $ 2,399,787 (3,646,657) $ (41,735,607)
Investor A
Shares sold ..........................................
20 $ 250 3,362 $ 40,826
Shares issued in reinvestment of distributions .....................
— — 185 2,197
Shares redeemed ......................................
(25) (286) (1,746) (19,269)
(5) $ (36) 1,801 $ 23,754
Class K
Shares sold ..........................................
147 $ 1,762 2,307 $ 26,948
Shares issued in reinvestment of distributions .....................
— — 37 418
Shares redeemed ......................................
(614) (7,789) (218,761) (2,497,786)
(467) $ (6,027) (216,417) $ (2,470,420)
196,073 $ 2,393,724 (3,861,273) $ (44,182,273)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Six Months Ended
10/31/25
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Aware Advantage Emerging Markets Equity
Institutional
Shares sold ..........................................
— $ — 4,141 $ 36,795
Shares issued in reinvestment of distributions .....................
214 2,205 315 2,824
Shares redeemed ......................................
(10) (109) (641) (5,638)
204 $ 2,096 3,815 $ 33,981
Investor A
Shares sold ..........................................
1,175 $ 12,540 — $ —
Shares issued in reinvestment of distributions .....................
119 1,222 186 1,671
Shares redeemed ......................................
(591) (6,388) (54) (500)
703 $ 7,374 132 $ 1,171
Class K
Shares sold ..........................................
60,001 $ 621,404 32,859 $ 294,210
Shares issued in reinvestment of distributions .....................
917 9,392 2,054 18,413
Shares redeemed ......................................
(45,462) (514,441) (103,166) (932,060)
15,456 $ 116,355 (68,253) $ (619,437)
16,363 $ 125,825 (64,306) $ (584,285)
Sustainable Aware Advantage International Equity
Institutional
Shares sold ..........................................
20,040 $ 264,172 5,583 $ 65,699
Shares issued in reinvestment of distributions .....................
470 6,009 230 2,657
Shares redeemed ......................................
(2,582) (35,537) (7,496) (86,829)
17,928 $ 234,644 (1,683) $ (18,473)
Investor A
Shares sold ..........................................
38,438 $ 497,495 47,960 $ 563,510
Shares issued in reinvestment of distributions .....................
1,930 24,690 961 11,011
Shares redeemed ......................................
(7,096) (93,329) (3,807) (44,460)
33,272 $ 428,856 45,114 $ 530,061
Class K
Shares sold ..........................................
188,985 $ 2,442,459 384,632 $ 4,504,032
Shares issued in reinvestment of distributions .....................
14,723 188,454 11,803 135,410
Shares redeemed ......................................
(673,535) (8,796,977) (581,253) (6,799,219)
(469,827) $ (6,166,064) (184,818) $ (2,159,777)
(418,627) $ (5,502,564) (141,387) $ (1,648,189)
Tactical Opportunities
Institutional
Shares sold ..........................................
57,423,347 $ 900,738,001 106,043,902 $ 1,549,238,845
Shares redeemed ......................................
(16,182,658) (253,343,911) (33,574,075) (490,925,640)
41,240,689 $ 647,394,090 72,469,827 $ 1,058,313,205
Service
Shares sold ..........................................
77,285 $ 1,199,250 86,839 $ 1,228,299
Shares redeemed ......................................
(26,564) (409,892) (64,898) (933,708)
50,721 $ 789,358 21,941 $ 294,591
Investor A
Shares sold and automatic conversion of shares ....................
489,527 $ 7,534,067 779,060 $ 11,257,782
Shares redeemed ......................................
(843,286) (12,974,032) (1,945,636) (27,738,750)
(353,759) $ (5,439,965) (1,166,576) $ (16,480,968)
Investor C
Shares sold ..........................................
76,369 $ 1,129,925 127,846 $ 1,767,191
Shares redeemed and automatic conversion of shares ...............
(91,384) (1,340,513) (124,955) (1,691,206)
(15,015) $ (210,588) 2,891 $ 75,985
Class K
Shares sold ..........................................
10,511,578 $ 163,067,264 2,558,843 $ 37,039,983
Shares redeemed ......................................
(1,269,800) (19,761,419) (7,538,081) (108,060,005)
9,241,778 $ 143,305,845 (4,979,238) $ (71,020,022)
50,164,414 $ 785,838,740 66,348,845 $ 971,182,791

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

As of October 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Name Institutional Investor A Class K
Emerging Markets ex-China .......................................................................... 92,104 10,633 287,688
Sustainable Aware Advantage Emerging Markets Equity ........................................................ 11,079 11,055 1,086,167
Sustainable Aware Advantage International Equity ............................................................ 11,387 11,365 691,900
Tactical Opportunities ............................................................................... — — 211,736

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited
(a)(b)
Hong Kong
BlackRock (Singapore) Limited
(a)
079912 Singapore
BlackRock International Limited
(b)
Edinburgh, EH3 8JB, United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.
(b)
For BlackRock Emerging Markets ex-China Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April
Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Tactical Opportunities Fund (“Tactical Opportunities Fund”), BlackRock Emerging Markets Ex-China Fund (“Emerging Markets Ex-China Fund”),
BlackRock Sustainable Aware Advantage International Equity Fund (“Sustainable Aware Advantage International Equity Fund”) and BlackRock Sustainable Aware Advantage
Emerging Markets Equity Fund (“Sustainable Aware Advantage Emerging Markets Equity Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC
(the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock Asset Management North Asia Limited
(“BAMNA”) with respect to Tactical Opportunities Fund (the “BAMNA Tactical Opportunities Fund Sub-Advisory Agreement”), the sub-advisory agreement between the
Manager and BAMNA with respect to Emerging Markets Ex-China Fund (the “BAMNA Emerging Markets Ex-China Fund Sub-Advisory Agreement” and, together with the
BAMNA Tactical Opportunities Fund Sub-Advisory Agreement, the “BAMNA Sub-Advisory Agreements”), the sub-advisory agreement between the Manager and BlackRock
International Limited (“BIL”) with respect to Emerging Markets Ex-China Fund (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (and, together with BAMNA and BIL, the “Sub-Advisors”) with respect to Tactical Opportunities Fund (the “BRS Sub-Advisory Agreement,”
and together with the BAMNA Sub-Advisory Agreements and the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are
referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-
end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s)
they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers;
(e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds;
and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued
efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of
BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the pertinent Sub-Advisors with respect to Tactical Opportunities Fund and Emerging Markets Ex-China Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the pertinent Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, Tactical Opportunities Fund ranked in the first quartile against its Performance
Peers.
The Board noted that for the one-year, three-year and since-inception periods reported, Sustainable Aware Advantage International Equity Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-year, three-year and since-inception periods reported, Sustainable Aware Advantage Emerging Markets Equity Fund ranked in the second, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its
Performance Peers during the applicable periods.
The Board noted that for the one-year and since-inception periods reported, Emerging Markets Ex-China Fund ranked in the fourth and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Tactical Opportunities Fund’s and Sustainable Aware Advantage International Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Sustainable Aware Advantage Emerging Markets Equity Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Emerging Markets Ex-China Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of each Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Funds’ asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the pertinent Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026; (ii) the pertinent Sub-Advisory Agreements between the Manager and BAMNA and BRS with respect to Tactical
Opportunities Fund, for a one-year term ending June 30, 2026; and (iii) the pertinent Sub-Advisory Agreements between the Manager and BAMNA and BIL with respect to
Emerging Markets Ex-China Fund, for a one-year term ending June 30, 2026.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the
Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SHIRON Shekel Overnight Risk Free Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock FundsSM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: December 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 22, 2025